UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                             New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 95.8%

U.S. Treasury Bills - 95.8%
U.S. Treasury Bills
0.17%, 6/2/16*	$39,870,000	$39,869,841
0.24%, 6/30/16*	63,965,000	63,952,527
0.23%, 7/21/16*	40,025,000	40,011,271
0.31%, 8/25/16*	72,985,000	72,934,786

TOTAL INVESTMENTS IN SECURITIES - 95.8% (Cost: $216,760,498)		216,768,425
Cash and Other Assets in Excess of Liabilities - 4.2%		9,613,535

NET ASSETS - 100.0%		$226,381,960

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/3/2016	AUD	3,091,357	USD	2,347,543	$113,352
6/3/2016	AUD	3,091,357	USD	2,347,561	113,371
6/3/2016	AUD	3,091,357	USD	2,347,524	113,334
6/3/2016	AUD	3,091,357	USD	2,347,468	113,278
6/3/2016	AUD	2,355,323	USD	1,788,592	86,350
6/3/2016	AUD	1,445,000	USD	1,057,695	13,363
6/3/2016	AUD	1,030,000	USD	753,928	9,525
6/3/2016	AUD	205,000	USD	148,020	(137)
6/3/2016	AUD	210,000	USD	151,174	(598)
6/3/2016	BRL	2,833,792	USD	816,020	32,060
6/3/2016	BRL	2,833,792	USD	816,114	32,154
6/3/2016	BRL	2,833,792	USD	816,714	32,753
6/3/2016	BRL	2,833,792	USD	816,425	32,465
6/3/2016	BRL	2,159,082	USD	621,460	24,157
6/3/2016	BRL	925,000	USD	264,891	8,993
6/3/2016	BRL	1,295,000	USD	370,699	12,441
6/3/2016	BRL	185,000	USD	51,647	467
6/3/2016	BRL	185,000	USD	51,375	195
6/3/2016	CAD	5,562,269	USD	4,433,270	191,672
6/3/2016	CAD	5,562,269	USD	4,433,132	191,534
6/3/2016	CAD	5,562,269	USD	4,433,228	191,629
6/3/2016	CAD	4,237,922	USD	3,377,697	146,001
6/3/2016	CAD	5,562,269	USD	4,433,041	191,442
6/3/2016	CAD	1,855,000	USD	1,445,328	30,767
6/3/2016	CAD	2,595,000	USD	2,021,900	43,041
6/3/2016	CAD	370,000	USD	282,318	168
6/3/2016	CAD	370,000	USD	284,053	1,903
6/3/2016	CHF	1,628,552	USD	1,699,881	61,432
6/3/2016	CHF	1,628,552	USD	1,699,819	61,370
6/3/2016	CHF	1,628,552	USD	1,699,781	61,333
6/3/2016	CHF	1,240,805	USD	1,295,101	46,756
6/3/2016	CHF	1,628,552	USD	1,699,882	61,434
6/3/2016	CHF	540,000	USD	556,449	13,168
6/3/2016	CHF	755,000	USD	777,998	18,411
6/3/2016	CHF	105,000	USD	106,000	362
6/3/2016	CHF	110,000	USD	110,987	318
6/3/2016	CNH	5,726,987	USD	881,818	12,414
6/3/2016	CNH	7,516,667	USD	1,157,301	16,208
6/3/2016	CNH	7,516,667	USD	1,157,120	16,028
6/3/2016	CNH	7,516,667	USD	1,157,330	16,238
6/3/2016	CNH	7,516,667	USD	1,157,550	16,458
6/3/2016	CNH	3,550,000	USD	541,734	2,815
6/3/2016	CNH	2,535,000	USD	386,844	2,010
6/3/2016	CNH	515,000	USD	78,413	232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2016

6/3/2016	CNH	515,000	USD	78,400	219
6/3/2016	EUR	10,784,989	USD	12,360,471	360,180
6/3/2016	EUR	10,784,989	USD	12,360,482	360,191
6/3/2016	EUR	10,784,989	USD	12,360,061	359,770
6/3/2016	EUR	8,217,136	USD	9,417,536	274,456
6/3/2016	EUR	10,784,989	USD	12,360,633	360,342
6/3/2016	EUR	3,560,000	USD	4,050,881	89,724
6/3/2016	EUR	4,985,000	USD	5,672,372	125,639
6/3/2016	EUR	710,000	USD	795,204	5,198
6/3/2016	EUR	715,000	USD	797,567	1,998
6/3/2016	GBP	2,499,794	USD	3,652,899	32,309
6/3/2016	GBP	2,499,794	USD	3,652,876	32,286
6/3/2016	GBP	2,499,794	USD	3,652,811	32,221
6/3/2016	GBP	1,904,606	USD	2,783,163	24,616
6/3/2016	GBP	2,499,794	USD	3,652,926	32,336
6/3/2016	GBP	830,000	USD	1,199,231	(2,904)
6/3/2016	GBP	1,165,000	USD	1,683,258	(4,076)
6/3/2016	GBP	165,000	USD	240,823	1,844
6/3/2016	GBP	165,000	USD	242,786	3,808
6/3/2016	JPY	768,938,641	USD	7,231,393	287,305
6/3/2016	JPY	768,938,641	USD	7,231,325	287,237
6/3/2016	JPY	768,938,641	USD	7,231,584	287,495
6/3/2016	JPY	768,938,641	USD	7,231,319	287,230
6/3/2016	JPY	585,858,015	USD	5,509,680	218,946
6/3/2016	JPY	354,295,000	USD	3,249,122	49,575
6/3/2016	JPY	253,070,000	USD	2,320,821	35,411
6/3/2016	JPY	50,185,000	USD	456,513	3,305
6/3/2016	JPY	50,395,000	USD	457,494	2,389
6/3/2016	KRW	1,508,261,375	USD	1,316,856	51,353
6/3/2016	KRW	1,508,261,375	USD	1,322,990	57,486
6/3/2016	KRW	1,508,261,375	USD	1,316,178	50,675
6/3/2016	KRW	1,508,261,375	USD	1,315,305	49,802
6/3/2016	KRW	1,149,151,527	USD	1,007,418	43,225
6/3/2016	KRW	503,000,000	USD	429,621	7,580
6/3/2016	KRW	704,000,000	USD	601,067	10,378
6/3/2016	KRW	100,000,000	USD	84,218	313
6/3/2016	KRW	101,000,000	USD	85,419	676
6/3/2016	MXN	66,053,201	USD	3,827,314	248,880
6/3/2016	MXN	66,053,201	USD	3,827,328	248,895
6/3/2016	MXN	66,053,201	USD	3,827,250	248,817
6/3/2016	MXN	50,326,251	USD	2,916,145	189,720
6/3/2016	MXN	66,053,201	USD	3,827,193	248,760
6/3/2016	MXN	30,390,000	USD	1,687,424	41,045
6/3/2016	MXN	21,705,000	USD	1,205,184	29,315
6/3/2016	MXN	4,345,000	USD	235,209	(181)
6/3/2016	MXN	4,390,000	USD	237,585	(244)
6/3/2016	USD	80,741	AUD	106,166	(4,013)
6/3/2016	USD	2,656,629	AUD	3,675,962	68
6/3/2016	USD	2,656,728	AUD	3,675,962	(31)
6/3/2016	USD	2,656,632	AUD	3,675,962	65
6/3/2016	USD	2,656,640	AUD	3,675,962	57
6/3/2016	USD	2,024,163	AUD	2,800,737	(10)
6/3/2016	USD	66,567	BRL	235,073	(1,534)
6/3/2016	USD	921,056	BRL	3,328,327	(284)
6/3/2016	USD	920,699	BRL	3,328,327	73
6/3/2016	USD	920,063	BRL	3,328,327	709
6/3/2016	USD	920,419	BRL	3,328,327	353
6/3/2016	USD	701,835	BRL	2,535,869	(294)
6/3/2016	USD	186,644	CAD	234,340	(7,944)
6/3/2016	USD	5,035,053	CAD	6,602,958	140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2016

6/3/2016	USD	5,035,122	CAD	6,602,958	71
6/3/2016	USD	5,035,083	CAD	6,602,958	110
6/3/2016	USD	3,836,351	CAD	5,030,826	(13)
6/3/2016	USD	5,035,087	CAD	6,602,958	106
6/3/2016	USD	125,546	CHF	119,851	(4,966)
6/3/2016	USD	1,932,100	CHF	1,920,484	54
6/3/2016	USD	1,932,102	CHF	1,920,484	53
6/3/2016	USD	1,932,038	CHF	1,920,484	117
6/3/2016	USD	1,932,123	CHF	1,920,484	31
6/3/2016	USD	1,472,118	CHF	1,463,226	—
6/3/2016	USD	33,191	CNH	215,471	(481)
6/3/2016	USD	1,361,059	CNH	8,965,568	(12)
6/3/2016	USD	1,036,974	CNH	6,830,912	15
6/3/2016	USD	1,361,103	CNH	8,965,568	(56)
6/3/2016	USD	1,361,038	CNH	8,965,568	9
6/3/2016	USD	1,361,067	CNH	8,965,568	(20)
6/3/2016	USD	924,072	EUR	802,522	(31,118)
6/3/2016	USD	14,142,022	EUR	12,710,159	376
6/3/2016	USD	14,141,577	EUR	12,710,159	821
6/3/2016	USD	10,775,149	EUR	9,683,934	15
6/3/2016	USD	14,142,429	EUR	12,710,159	(31)
6/3/2016	USD	14,142,009	EUR	12,710,159	388
6/3/2016	USD	168,921	GBP	115,284	(1,949)
6/3/2016	USD	4,292,690	GBP	2,963,834	(5)
6/3/2016	USD	4,292,550	GBP	2,963,834	135
6/3/2016	USD	3,270,622	GBP	2,258,162	(1)
6/3/2016	USD	4,292,568	GBP	2,963,834	117
6/3/2016	USD	4,292,571	GBP	2,963,834	114
6/3/2016	USD	571,072	JPY	60,853,165	(21,523)
6/3/2016	USD	8,171,066	JPY	904,827,926	203
6/3/2016	USD	8,171,059	JPY	904,827,926	211
6/3/2016	USD	8,170,889	JPY	904,827,926	381
6/3/2016	USD	6,225,732	JPY	689,392,710	(2)
6/3/2016	USD	8,171,081	JPY	904,827,926	189
6/3/2016	USD	38,141	KRW	43,510,177	(1,634)
6/3/2016	USD	1,505,961	KRW	1,794,804,238	(34)
6/3/2016	USD	1,507,871	KRW	1,794,804,238	(1,945)
6/3/2016	USD	1,508,873	KRW	1,794,804,238	(2,946)
6/3/2016	USD	1,507,124	KRW	1,794,804,238	(1,198)
6/3/2016	USD	1,148,941	KRW	1,367,469,898	(1,569)
6/3/2016	USD	275,953	MXN	4,773,057	(17,373)
6/3/2016	USD	4,216,040	MXN	77,825,159	139
6/3/2016	USD	4,216,518	MXN	77,825,159	(339)
6/3/2016	USD	3,212,386	MXN	59,295,362	(59)
6/3/2016	USD	4,216,001	MXN	77,825,159	178
6/3/2016	USD	4,216,084	MXN	77,825,159	95
7/7/2016	AUD	4,037,430	USD	2,914,213	(117)
7/7/2016	AUD	4,037,430	USD	2,914,294	(36)
7/7/2016	AUD	4,037,430	USD	2,914,217	(113)
7/7/2016	AUD	4,037,430	USD	2,914,181	(149)
7/7/2016	AUD	3,076,141	USD	2,220,411	(34)
7/7/2016	BRL	3,605,584	USD	987,588	(285)
7/7/2016	BRL	3,605,584	USD	987,940	67
7/7/2016	BRL	3,605,584	USD	987,480	(393)
7/7/2016	BRL	3,605,584	USD	987,020	(853)
7/7/2016	BRL	2,747,114	USD	753,212	546
7/7/2016	CAD	7,107,849	USD	5,419,951	(195)
7/7/2016	CAD	7,107,849	USD	5,419,935	(212)
7/7/2016	CAD	7,107,849	USD	5,419,910	(237)
7/7/2016	CAD	7,107,849	USD	5,420,001	(146)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2016

7/7/2016	CAD	5,415,508	USD	4,129,613	(26)
7/7/2016	CHF	2,060,918	USD	2,076,693	4
7/7/2016	CHF	2,060,918	USD	2,076,684	(5)
7/7/2016	CHF	2,060,918	USD	2,076,642	(47)
7/7/2016	CHF	2,060,918	USD	2,076,722	33
7/7/2016	CHF	1,570,227	USD	1,582,260	17
7/7/2016	CNH	7,151,219	USD	1,084,247	(61)
7/7/2016	CNH	9,385,971	USD	1,422,986	(168)
7/7/2016	CNH	9,385,971	USD	1,422,979	(175)
7/7/2016	CNH	9,385,971	USD	1,422,923	(231)
7/7/2016	CNH	9,385,971	USD	1,423,130	(24)
7/7/2016	EUR	13,553,385	USD	15,098,037	(621)
7/7/2016	EUR	13,553,385	USD	15,097,631	(1,027)
7/7/2016	EUR	13,553,385	USD	15,098,159	(499)
7/7/2016	EUR	10,326,393	USD	11,503,540	(204)
7/7/2016	EUR	13,553,385	USD	15,098,376	(282)
7/7/2016	GBP	3,074,136	USD	4,453,479	(69)
7/7/2016	GBP	3,074,136	USD	4,453,387	(161)
7/7/2016	GBP	3,074,136	USD	4,453,402	(146)
7/7/2016	GBP	2,342,199	USD	3,393,158	(22)
7/7/2016	GBP	3,074,136	USD	4,453,406	(143)
7/7/2016	JPY	966,607,586	USD	8,739,687	(136)
7/7/2016	JPY	966,607,586	USD	8,738,960	(863)
7/7/2016	JPY	966,607,586	USD	8,739,315	(507)
7/7/2016	JPY	966,607,586	USD	8,739,600	(223)
7/7/2016	JPY	736,462,923	USD	6,658,833	(80)
7/7/2016	KRW	1,921,089,479	USD	1,610,693	(158)
7/7/2016	KRW	1,921,089,479	USD	1,611,950	1,099
7/7/2016	KRW	1,921,089,479	USD	1,613,683	2,832
7/7/2016	KRW	1,921,089,479	USD	1,612,410	1,559
7/7/2016	KRW	1,463,687,224	USD	1,228,822	1,507
7/7/2016	MXN	86,823,955	USD	4,685,940	(423)
7/7/2016	MXN	66,151,589	USD	3,570,181	(381)
7/7/2016	MXN	86,823,955	USD	4,685,850	(512)
7/7/2016	MXN	86,823,955	USD	4,685,798	(565)
7/7/2016	MXN	86,823,955	USD	4,686,140	(223)

					$7,109,133

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 78.0%

U.S. Treasury Bills - 78.0%
U.S. Treasury Bills
0.25%, 6/16/16*	$13,000,000	$12,999,259
0.23%, 7/28/16*	3,000,000	2,998,815

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $15,997,586)		15,998,074

REPURCHASE AGREEMENT - 16.6%

United States - 16.6%
Deutsche Bank, tri-party repurchase agreement dated 5/31/16, 0.30% due 6/1/16; Proceeds at maturity - $3,407,028 (fully collateralized by U.S. Treasury Note, 0.88% due 4/15/19; Market value - $3,475,222) (Cost: $3,407,000)	3,407,000	3,407,000

TOTAL INVESTMENTS IN SECURITIES - 94.6% (Cost: $19,404,586)		19,405,074
Cash and Other Assets in Excess of Liabilities - 5.4%		1,112,248

NET ASSETS - 100.0%		$20,517,322

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/2/2016	BRL	18,750,000	USD	5,293,619	$88,178
6/2/2016	BRL	22,420,000	USD	6,329,757	105,437
6/2/2016	USD	4,614,022	BRL	18,750,000	591,420
6/2/2016	USD	2,927,645	BRL	11,900,000	376,075
6/2/2016	USD	2,949,009	BRL	10,520,000	(28,409)
7/5/2016	USD	5,131,774	BRL	18,985,000	90,628
7/5/2016	USD	3,672,698	BRL	13,600,000	68,396
8/2/2016	USD	5,292,031	BRL	19,100,000	(82,704)
8/2/2016	USD	6,330,184	BRL	22,845,000	(99,446)

					$1,109,575

CURRENCY LEGEND

BRL	Brazilian real
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 73.2%

U.S. Treasury Bills - 73.2%
U.S. Treasury Bills
0.17%, 6/2/16*	$26,792,000	$26,791,893
0.21%, 6/30/16*	13,000,000	12,997,465

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $39,789,683)		39,789,358

REPURCHASE AGREEMENT - 26.9%

United States - 26.9%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/16, 0.30% due 6/1/16; Proceeds at maturity - $14,630,122 (fully collateralized by Fannie Mae, 5.38% due 6/12/17, Federal Home Loan Bank, 0.45% due 2/17/17, Ginnie Mae, 3.50% due 12/20/45 and U.S. Treasury Strip Principal, 0.00% due 11/15/42; Market value - $15,361,400) (Cost: $14,630,000)	14,630,000	14,630,000

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $54,419,683)		54,419,358
Liabilities in Excess of Cash and Other Assets - (0.1)%		(75,123)

NET ASSETS - 100.0%		$54,344,235

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/21/2016	USD	5,023,803	CNH	32,580,368	$(84,330)
6/21/2016	USD	5,022,719	CNH	32,580,368	(83,245)
6/21/2016	USD	5,024,984	CNH	32,580,368	(85,511)
6/21/2016	USD	1,471,788	CNH	9,560,000	(22,407)
6/21/2016	USD	10,708,276	CNY	70,000,000	(80,725)
6/21/2016	USD	513,862	CNY	3,370,000	(2,221)
6/21/2016	USD	3,496,304	CNY	22,705,000	(49,182)
7/6/2016	USD	5,900,392	CNY	38,508,911	(58,644)
7/6/2016	USD	5,904,011	CNY	38,508,911	(62,262)
8/3/2016	USD	6,068,323	CNY	39,861,600	(34,658)
8/3/2016	USD	5,830,172	CNY	38,298,400	(33,122)

					$(596,307)

CURRENCY LEGEND

CNH	Offshore Chinese renminbi
CNY	Chinese yuan
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 68.9%

U.S. Treasury Bill - 68.9%
U.S. Treasury Bill 0.24%, 7/21/16* (Cost: $3,298,934)	$3,300,000	$3,298,868

REPURCHASE AGREEMENT - 24.7%

United States - 24.7%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/16, 0.30% due 6/1/16; Proceeds at maturity - $1,185,010 (fully collateralized by Fannie Mae, 0.00% - 4.50% due 1/1/33 - 5/1/44 and Freddie Mac, 0.00% - 4.50% due 5/15/40 - 9/15/43; Market value - $1,220,550) (Cost: $1,185,000)	1,185,000	1,185,000

TOTAL INVESTMENTS IN SECURITIES - 93.6% (Cost: $4,483,934)		4,483,868
Cash and Other Assets in Excess of Liabilities - 6.4%		307,387

NET ASSETS - 100.0%		$4,791,255

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/3/2016	AUD	790,460	USD	568,395	$(4,232)
6/3/2016	BRL	2,318,609	USD	640,765	(2,736)
6/3/2016	CAD	778,085	USD	597,143	2,328
6/3/2016	CLP	397,372,286	USD	578,379	1,983
6/3/2016	NOK	4,900,304	USD	588,283	2,344
6/3/2016	NZD	856,025	USD	574,717	(4,396)
6/3/2016	RUB	44,480,988	USD	669,895	(3,090)
6/3/2016	USD	566,793	AUD	790,460	5,833
6/3/2016	USD	570,594	BRL	2,318,609	72,907
6/3/2016	USD	572,273	CAD	778,085	22,543
6/3/2016	USD	568,564	CLP	397,372,286	7,832
6/3/2016	USD	565,223	NOK	4,900,304	20,716
6/3/2016	USD	569,691	NZD	856,025	9,423
6/3/2016	USD	568,371	RUB	44,480,988	104,613
6/3/2016	USD	567,449	ZAR	9,019,940	5,931
6/3/2016	ZAR	9,019,940	USD	575,942	2,562
9/6/2016	USD	599,951	AUD	837,101	4,461
9/6/2016	USD	596,188	BRL	2,219,011	2,443
9/6/2016	USD	602,015	CAD	784,354	(2,342)
9/6/2016	USD	605,022	CLP	419,488,806	(2,013)
9/6/2016	USD	599,540	NOK	4,995,399	(2,345)
9/6/2016	USD	596,059	NZD	891,915	4,523
9/6/2016	USD	592,679	RUB	40,361,476	3,290
9/6/2016	USD	601,699	ZAR	9,603,968	(2,677)

					$249,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Currency Strategy Fund (CCX)

May 31, 2016

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CLP	Chilean peso
NOK	Norwegian krone
NZD	New Zealand dollar
RUB	Russian ruble
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 63.0%

U.S. Treasury Bills - 63.0%
U.S. Treasury Bills
0.17%, 6/2/16*	$14,886,000	$14,885,940
0.14%, 6/30/16*	11,350,000	11,347,787

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $26,234,647)		26,233,727

REPURCHASE AGREEMENT - 32.1%

United States - 32.1%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/16, 0.30% due 6/1/16; Proceeds at maturity - $13,350,111 (fully collateralized by U.S. Treasury Inflation Indexed, 2.38% due 1/15/17; Market value - $13,617,055) (Cost: $13,350,000)	13,350,000	13,350,000

TOTAL INVESTMENTS IN SECURITIES - 95.1% (Cost: $39,584,647)		39,583,727
Cash and Other Assets in Excess of Liabilities - 4.9%		2,037,908

NET ASSETS - 100.0%		$41,621,635

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/3/2016	USD	2,851,489	BRL	10,383,697	$(20,348)
8/3/2016	USD	2,842,356	CLP	1,916,779,734	(78,486)
8/3/2016	USD	2,845,585	CNH	18,595,327	(31,843)
8/3/2016	USD	2,847,988	COP	8,533,995,518	(118,706)
8/3/2016	USD	2,836,444	IDR	38,093,440,041	(65,183)
8/3/2016	USD	943,698	INR	63,680,745	(6,116)
8/3/2016	USD	942,929	INR	63,680,743	(5,347)
8/3/2016	USD	971,575	INR	65,610,463	(5,581)
8/3/2016	USD	2,846,266	KRW	3,270,644,678	(105,345)
8/3/2016	USD	2,871,654	MXN	50,480,547	(146,721)
8/3/2016	USD	2,833,464	MYR	11,188,500	(127,407)
8/3/2016	USD	2,836,844	PHP	133,856,471	15,346
8/3/2016	USD	2,862,806	PLN	11,167,673	(35,344)
8/3/2016	USD	2,862,706	RUB	193,372,912	14,701
8/3/2016	USD	2,837,263	THB	100,056,074	(41,270)
8/3/2016	USD	2,857,596	TRY	8,290,030	(94,481)
8/3/2016	USD	2,837,786	ZAR	42,040,434	(197,557)

					$(1,049,688)

CURRENCY LEGEND

BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippine peso
PLN	Polish zloty
RUB	Russian ruble
THB	Thai baht
TRY	Turkish New lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 70.8%

U.S. Treasury Bill - 70.8%
U.S. Treasury Bill 0.24%, 7/21/16* (Cost: $7,500,577)	$7,503,000	$7,500,426

REPURCHASE AGREEMENT - 29.1%

United States - 29.1%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/16, 0.30% due 6/1/16; Proceeds at maturity - $3,078,026 (fully collateralized by Fannie Mae, 4.50%, due 10/1/23, Federal Farm Credit Bank, 0.54%, due 5/25/18, Federal Home Loan Bank, 0.45%, due 2/17/17, Ginnie Mae, 5.00% - 6.00%, due 1/15/22 - 10/15/34 and U.S. Treasury Strip Coupon, 0.00%, due 8/15/36; Market value - $3,204,249) (Cost: $3,078,000)	3,078,000	3,078,000

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $10,578,577)		10,578,426
Cash and Other Assets in Excess of Liabilities - 0.1%		6,769

NET ASSETS - 100.0%		$10,585,195

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/3/2016	USD	3,526,944	INR	237,998,166	$(22,857)
8/3/2016	USD	3,524,071	INR	237,998,159	(19,984)
8/3/2016	USD	3,631,130	INR	245,210,219	(20,859)

					$(63,700)

CURRENCY LEGEND

INR	Indian rupee
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2016

Investments	Principal Amount†		Value
FOREIGN CORPORATE BOND - 4.4%

Taiwan - 4.4%
Export-Import Bank of Korea 0.70%, 7/1/16, Reg S (Cost: $1,280,943)	38,000,000	TWD	$1,161,643

FOREIGN GOVERNMENT AGENCIES - 13.0%

Australia - 13.0%
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22, Reg S	1,317,000	AUD	1,156,536
South Australian Government Financing Authority
5.00%, 5/20/21, Series 21	1,800,000	AUD	1,479,892
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	935,000	AUD	787,696

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,707,880)			3,424,124

FOREIGN GOVERNMENT OBLIGATIONS - 61.7%

China - 4.2%
China Government Bond
2.48%, 12/1/20	2,000,000	CNY	291,229
2.36%, 8/18/21, Reg S	500,000	CNY	71,739
3.10%, 6/29/22	2,500,000	CNY	370,376
3.48%, 6/29/27, Reg S	2,500,000	CNY	370,893

Total China			1,104,237

Hong Kong - 6.8%
Hong Kong Government Bond
1.51%, 2/24/27	650,000	HKD	85,025
Hong Kong Government Bond Programme
2.46%, 8/4/21	8,700,000	HKD	1,199,348
1.10%, 1/17/23	4,000,000	HKD	513,737

Total Hong Kong			1,798,110

Indonesia - 4.1%
Indonesia Treasury Bond
12.80%, 6/15/21, Series FR34	7,718,000,000	IDR	688,790
7.00%, 5/15/22, Series FR61	5,534,000,000	IDR	392,044

Total Indonesia			1,080,834

Malaysia - 6.4%
Malaysia Government Bond
4.01%, 9/15/17, Series 0210	1,050,000	MYR	257,754
3.26%, 3/1/18, Series 0213	1,362,000	MYR	331,735
4.38%, 11/29/19, Series 0902	4,405,000	MYR	1,101,542

Total Malaysia			1,691,031

New Zealand - 2.6%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	941,000	NZD	686,219

Philippines - 6.7%
Philippine Government Bond
5.00%, 8/18/18, Series 7-51	17,850,000	PHP	403,292
3.50%, 3/20/21, Series 7-57	10,000,000	PHP	218,094
Philippine Government International Bond
4.95%, 1/15/21	14,000,000	PHP	312,359
3.90%, 11/26/22	22,000,000	PHP	464,818
6.25%, 1/14/36	15,000,000	PHP	360,096

Total Philippines			1,758,659

Singapore - 13.5%
Singapore Government Bond
2.50%, 6/1/19	396,000	SGD	298,075
2.25%, 6/1/21	1,910,000	SGD	1,418,096
3.00%, 9/1/24	1,960,000	SGD	1,514,044
2.88%, 7/1/29	423,000	SGD	321,869

Total Singapore			3,552,084

South Korea - 4.5%
Korea Treasury Bond
5.75%, 9/10/18, Series 1809	577,720,000	KRW	530,640
3.50%, 3/10/24, Series 2403	672,390,000	KRW	636,426

Total South Korea			1,167,066

Thailand - 12.9%
Thailand Government Bond
3.25%, 6/16/17	28,114,000	THB	800,986
2.80%, 10/10/17	995,000	THB	28,315
2.55%, 6/26/20	35,000,000	THB	1,004,901
3.85%, 12/12/25	27,000,000	THB	858,679
4.88%, 6/22/29	20,000,000	THB	705,811

Total Thailand			3,398,692

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $18,507,677)			16,236,932

SUPRANATIONAL BONDS - 12.9%
Asian Development Bank
2.85%, 10/21/20	4,000,000	CNY	590,692
European Investment Bank
7.20%, 7/9/19, Reg S	8,670,000,000	IDR	619,114
International Finance Corp.
8.25%, 6/10/21	70,640,000	INR	1,115,680
Nordic Investment Bank
3.50%, 1/30/18(a)	1,534,000	NZD	1,052,820

TOTAL SUPRANATIONAL BONDS (Cost: $3,808,190)			3,378,306

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $706,600)(c)	706,600		706,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2016

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 94.7% (Cost: $28,011,290)	24,907,605
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 5.3%	1,390,388

NET ASSETS - 100.0%	$26,297,993

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Security, or portion thereof, was on loan at May 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of May 31, 2016.
(c)	At May 31, 2016, the total market value of the Fund’s securities on loan was $686,324 and the total market value of the collateral held by the Fund was $706,600.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/1/2016	MYR	96,425	USD	23,326	$(28)
6/15/2016	USD	594,945	INR	40,630,000	7,912
6/15/2016	USD	489,756	KRW	600,000,000	13,520
6/15/2016	USD	79,380	KRW	96,000,000	1,144
6/15/2016	USD	563,219	TWD	18,496,662	3,035

					$25,583

CURRENCY LEGEND

AUD	Australian dollar
CNY	Chinese yuan
HKD	Hong Kong dollar
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MYR	Malaysian ringgit
NZD	New Zealand dollar
PHP	Philippine peso
SGD	Singapore dollar
THB	Thai baht
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

May 31, 2016

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 37.9%

Australia - 37.9%
Australian Capital Territory
5.50%, 6/7/18	610,000	AUD	$473,421
4.25%, 4/11/22	3,750,000	AUD	3,018,923
KFW
6.25%, 12/4/19	1,122,000	AUD	922,102
2.75%, 4/16/20, Reg S	1,000,000	AUD	736,128
6.25%, 5/19/21	800,000	AUD	681,734
4.00%, 2/27/25, Reg S	2,000,000	AUD	1,581,371
Landwirtschaftliche Rentenbank
5.50%, 3/29/22	1,270,000	AUD	1,065,773
4.25%, 1/24/23, Series 15	1,400,000	AUD	1,109,932
4.75%, 4/8/24	1,540,000	AUD	1,267,381
New South Wales Treasury Corp.
6.00%, 2/1/18, Series 18	600	AUD	465
6.00%, 5/1/20, Series 520	3,340,000	AUD	2,797,398
4.00%, 4/8/21, Reg S	2,330,000	AUD	1,845,624
5.00%, 8/20/24, Series 24	930,000	AUD	807,033
Northern Territory Treasury Corp.
4.25%, 9/20/21	4,500,000	AUD	3,592,582
Queensland Treasury Corp.
6.25%, 2/21/20, Series 20, Reg S	4,095,000	AUD	3,420,423
5.50%, 6/21/21, Series 21, Reg S	3,120,000	AUD	2,625,572
5.75%, 7/22/24, Series 24, Reg S	3,280,000	AUD	2,934,967
4.75%, 7/21/25, Series 25, Reg S(a)	2,425,000	AUD	2,053,441
South Australian Government Financing Authority
5.75%, 9/20/17, Series 17	490,000	AUD	372,695
5.00%, 5/20/21, Series 21	2,755,000	AUD	2,265,057
4.25%, 11/20/23, Series 23	3,595,000	AUD	2,920,425
Tasmanian Public Finance Corp.
5.00%, 9/20/17, Series 17, Reg S	2,900,000	AUD	2,184,856
Treasury Corp. of Victoria
6.00%, 6/15/20, Series 0620	1,900,000	AUD	1,596,252
6.00%, 10/17/22, Series 1022	4,080,000	AUD	3,631,302
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	750,000	AUD	631,842
2.50%, 7/22/20, Series 20, Reg S	6,335,000	AUD	4,657,789
7.00%, 7/15/21, Series 21	4,645,000	AUD	4,145,836
6.00%, 10/16/23, Series 23	3,437,800	AUD	3,069,172

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $57,937,386)			56,409,496

FOREIGN GOVERNMENT OBLIGATIONS - 33.1%

Australia - 21.3%
Australia Government Bond
4.25%, 7/21/17, Series 135, Reg S	2,630,000	AUD	1,959,461
5.50%, 1/21/18, Series 132, Reg S	8,068,000	AUD	6,203,811
3.25%, 10/21/18, Series 141, Reg S	7,050,000	AUD	5,295,838
5.25%, 3/15/19, Series 122, Reg S	1,011,000	AUD	804,191
2.75%, 10/21/19, Series 143, Reg S	3,060,000	AUD	2,295,868
3.25%, 4/21/25, Series 139, Reg S	1,550,000	AUD	1,212,873
4.25%, 4/21/26, Series 142, Reg S	4,000,000	AUD	3,394,777
4.75%, 4/21/27, Series 136, Reg S	2,645,000	AUD	2,353,403
2.75%, 11/21/27, Series 148, Reg S	3,000,000	AUD	2,244,511
3.25%, 4/21/29, Series 138, Reg S	2,000,000	AUD	1,562,343
4.50%, 4/21/33, Series 140, Reg S	3,585,000	AUD	3,218,147
3.75%, 4/21/37, Series 144, Reg S	500,000	AUD	408,067
3.25%, 6/21/39, Series 147, Reg S	1,000,000	AUD	749,925

Total Australia			31,703,215

New Zealand - 11.8%
New Zealand Government Bond
6.00%, 12/15/17, Series 1217, Reg S	4,479,000	NZD	3,208,130
5.00%, 3/15/19, Series 319, Reg S	4,080,000	NZD	2,975,318
3.00%, 4/15/20, Series 420, Reg S	3,135,000	NZD	2,188,335
6.00%, 5/15/21, Series 521, Reg S	4,345,000	NZD	3,466,327
5.50%, 4/15/23, Series 423, Reg S	3,745,000	NZD	3,058,552
4.50%, 4/15/27, Series 427, Reg S	2,490,000	NZD	1,985,923
3.50%, 4/14/33, Series 433, Reg S	930,000	NZD	679,689

Total New Zealand			17,562,274

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $50,463,217)			49,265,489

SUPRANATIONAL BONDS - 28.0%
African Development Bank
5.25%, 3/23/22, Series GDIF	1,889,000	AUD	1,551,452
4.75%, 3/6/24, Series GDIF	650,000	AUD	531,612
Asian Development Bank
5.00%, 3/9/22	3,050,000	AUD	2,500,124
3.75%, 3/12/25	3,350,000	AUD	2,612,058
Council of Europe Development Bank
6.00%, 10/8/20	2,945,000	AUD	2,432,918
EUROFIMA
6.25%, 12/28/18, Reg S	2,450,000	AUD	1,943,493
5.50%, 6/30/20	3,060,000	AUD	2,463,129
European Bank for Reconstruction & Development
0.50%, 9/1/23	5,840,000	AUD	3,497,790
European Investment Bank
6.50%, 8/7/19	795,000	AUD	649,032
2.50%, 4/30/20	2,000,000	AUD	1,453,727
2.72%, 3/10/21(b)	3,362,000	AUD	2,142,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

May 31, 2016

Investments	Principal Amount†		Value
Inter-American Development Bank
6.50%, 8/20/19	1,337,000	AUD	$1,096,930
3.25%, 2/7/20	2,850,000	AUD	2,133,161
4.75%, 8/27/24	1,555,000	AUD	1,291,132
2.75%, 10/30/25, Reg S	1,035,000	AUD	747,457
International Bank for Reconstruction & Development
5.75%, 10/21/19, Series GDIF	3,045,000	AUD	2,460,214
2.50%, 3/12/20	2,665,000	AUD	1,947,255
International Finance Corp.
5.75%, 7/28/20	3,766,000	AUD	3,098,993
4.00%, 4/3/25, Reg S	2,115,000	AUD	1,679,510
Landwirtschaftliche Rentenbank
5.50%, 3/9/20	480,000	AUD	387,189
2.70%, 9/5/22, Reg S	1,450,000	AUD	1,053,723
Nordic Investment Bank
4.75%, 2/28/24	4,755,000	AUD	3,925,964

TOTAL SUPRANATIONAL BONDS (Cost: $42,192,898)			41,599,723

TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost: $150,593,501)			147,274,708
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.0%			1,557,726

NET ASSETS - 100.0%			$148,832,434

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2016.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CURRENCY LEGEND

AUD	Australian dollar
NZD	New Zealand dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 25.8%

Federal Home Loan Bank - 0.2%
Federal Home Loan Bank
5.50%, 7/15/36	$150,000	$206,758

Federal Home Loan Mortgage Corporation - 9.9%
6.75%, 9/15/29, Series GDIF	100,000	147,902
6.75%, 3/15/31	450,000	673,936
6.25%, 7/15/32	445,000	649,727
5.00%, 6/1/37	6,657	7,366
5.50%, 2/1/40	24,252	27,245
4.00%, 11/1/40	42,017	44,940
5.50%, 6/1/41	728,876	817,550
5.00%, 7/1/41	21,559	23,759
3.00%, 2/1/44	358,400	367,582
3.50%, 5/1/44	189,443	198,273
4.50%, 5/1/44	39,646	43,149
3.50%, 7/1/44	198,278	207,520
4.50%, 7/1/44	462,251	503,282
3.50%, 10/1/44	66,842	69,958
3.50%, 1/1/45	189,060	197,872
4.00%, 3/1/45	41,544	44,350
3.00%, 4/1/45	46,899	48,066
3.00%, 5/1/45	188,928	193,629
3.50%, 6/1/45	179,331	187,690
4.00%, 6/1/45	179,028	191,163
3.00%, 7/1/45	47,862	49,053
3.00%, 8/1/45	191,964	196,741
3.50%, 8/1/45	568,685	595,192
4.00%, 9/1/45	358,825	382,911
4.00%, 10/1/45	394,057	420,827
3.50%, 11/1/45	192,706	201,688
3.00%, 12/1/45	195,792	200,663
3.00%, 6/1/46(a)	125,000	127,964
3.50%, 6/1/46(a)	250,000	261,465
4.00%, 6/1/46(a)	150,000	159,961
4.50%, 6/1/46(a)	25,000	27,213
5.00%, 6/1/46(a)	700,000	771,603

Total Federal Home Loan Mortgage Corporation		8,040,240

Federal National Mortgage Association - 14.5%
3.00%, 3/1/28	145,000	145,134
6.25%, 5/15/29	240,000	339,574
7.13%, 1/15/30	250,000	381,062
7.25%, 5/15/30	350,000	539,411
6.63%, 11/15/30	610,000	901,717
5.63%, 7/15/37	170,000	239,178
5.00%, 5/1/38	36,130	40,057
5.50%, 6/1/38	303,168	340,674
5.50%, 11/1/38	7,439	8,358
5.50%, 10/1/39	323,190	363,020
5.50%, 4/1/40	38,563	43,544
5.50%, 9/1/41	165,641	186,081
4.00%, 12/1/42	326,897	349,965
2.50%, 3/1/43	37,865	37,675
4.00%, 6/1/43	312,294	334,277
3.00%, 7/1/43	48,267	49,553
4.00%, 8/1/43	181,795	194,112
4.00%, 9/1/43	474,736	506,979
4.50%, 9/1/43	78,084	85,179
3.50%, 10/1/43	648,757	679,909
4.00%, 5/1/44	40,307	43,038
4.50%, 5/1/44	516,972	563,675
4.00%, 7/1/44	44,305	47,307
4.00%, 8/1/44	236,137	252,136
4.00%, 11/1/44	37,251	39,780
3.00%, 1/1/45	21,504	22,048
4.00%, 2/1/45	194,495	207,674
3.00%, 4/1/45	483,294	495,523
3.00%, 5/1/45	183,319	187,957
3.50%, 6/1/45	189,977	199,226
3.50%, 7/1/45	94,833	99,324
3.50%, 9/1/45	468,524	490,709
3.00%, 10/1/45	191,042	195,876
3.50%, 10/1/45	375,655	393,442
3.00%, 11/1/45	186,721	191,445
3.50%, 11/1/45	194,015	203,481
3.00%, 12/1/45	193,836	198,741
3.50%, 12/1/45	571,450	598,508
3.00%, 2/1/46	418,877	429,476
2.50%, 6/1/46(a)	25,000	24,852
3.00%, 6/1/46(a)	150,000	153,633
3.50%, 6/1/46(a)	400,000	418,685
4.00%, 6/1/46(a)	200,000	213,570
4.50%, 6/1/46(a)	300,000	326,734

Total Federal National Mortgage Association		11,762,299

Tennessee Valley Authority - 1.2%
5.25%, 9/15/39	500,000	654,063
4.25%, 9/15/65	280,000	300,103

Total Tennessee Valley Authority		954,166

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $20,892,273)		20,963,463

U.S. GOVERNMENT OBLIGATIONS - 16.5%

U.S. Treasury Bonds - 6.0%
U.S. Treasury Bond
8.13%, 5/15/21	850,000	1,124,806
7.25%, 8/15/22	700,000	937,535
6.00%, 2/15/26	1,100,000	1,510,631
5.25%, 11/15/28	150,000	204,015
3.13%, 2/15/42	1,000,000	1,110,625

Total U.S. Treasury Bonds		4,887,612

U.S. Treasury Notes - 10.5%
U.S. Treasury Note
0.88%, 6/15/17	100,000	100,152
2.50%, 6/30/17	438,000	446,196
0.63%, 8/31/17	2,400,000	2,395,968
0.88%, 7/15/18	2,580,000	2,578,540
2.13%, 1/31/21	1,090,000	1,128,299
2.00%, 2/28/21	1,090,000	1,122,253
2.50%, 8/15/23	679,000	718,109

Total U.S. Treasury Notes		8,489,517

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $13,327,683)		13,377,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

May 31, 2016

Investments	Principal Amount	Value
CORPORATE BONDS - 41.5%

United States - 41.5%
21st Century Fox America, Inc.
4.75%, 9/15/44	$100,000	$106,125
Abbott Laboratories
2.55%, 3/15/22	118,000	118,770
AbbVie, Inc.
1.80%, 5/14/18	350,000	350,861
2.90%, 11/6/22	150,000	151,001
Actavis Funding SCS
2.35%, 3/12/18	360,000	363,150
3.45%, 3/15/22	150,000	152,579
Aetna, Inc.
2.75%, 11/15/22	200,000	200,111
Altria Group, Inc.
5.38%, 1/31/44	180,000	219,843
Amazon.com, Inc.
3.30%, 12/5/21	175,000	186,916
4.80%, 12/5/34	150,000	170,258
American International Group, Inc.
2.30%, 7/16/19	145,000	146,368
3.30%, 3/1/21	200,000	205,452
4.88%, 6/1/22	175,000	191,531
3.88%, 1/15/35	73,000	67,777
American Tower Corp.
3.30%, 2/15/21	100,000	102,663
Amgen, Inc.
2.13%, 5/1/20	150,000	150,934
3.13%, 5/1/25	145,000	147,125
Anadarko Petroleum Corp.
6.45%, 9/15/36	100,000	107,671
Anthem, Inc.
6.38%, 6/15/37	100,000	123,902
Aon PLC
3.88%, 12/15/25	175,000	180,525
Appalachian Power Co.
7.00%, 4/1/38	80,000	106,254
AT&T, Inc.
2.38%, 11/27/18	200,000	203,304
3.95%, 1/15/25	300,000	311,941
3.40%, 5/15/25	325,000	326,157
4.50%, 5/15/35	300,000	301,367
4.75%, 5/15/46	85,000	84,756
Bank of America Corp.
2.00%, 1/11/18	425,000	426,805
5.70%, 1/24/22	493,000	565,117
Baxalta, Inc.
2.88%, 6/23/20(b)	210,000	209,524
Becton Dickinson and Co.
2.68%, 12/15/19	150,000	153,339
Berkshire Hathaway Energy Co.
4.50%, 2/1/45	50,000	54,743
Boston Properties L.P.
3.70%, 11/15/18	120,000	125,395
4.13%, 5/15/21	175,000	188,995
Burlington Northern Santa Fe LLC
3.65%, 9/1/25	100,000	108,663
4.15%, 4/1/45	45,000	47,002
Capital One Financial Corp.
3.20%, 2/5/25	145,000	143,914
Caterpillar, Inc.
3.80%, 8/15/42	280,000	271,081
Celgene Corp.
3.88%, 8/15/25	300,000	314,494
Charter Communications Operating LLC
4.91%, 7/23/25(b)	350,000	375,045
Chubb INA Holdings, Inc.
2.88%, 11/3/22	200,000	205,780
Cimarex Energy Co.
5.88%, 5/1/22	109,000	114,241
Cisco Systems, Inc.
5.90%, 2/15/39	120,000	158,963
Citigroup, Inc.
1.80%, 2/5/18	300,000	300,424
4.05%, 7/30/22	72,000	75,205
3.30%, 4/27/25	150,000	151,443
8.13%, 7/15/39	200,000	303,816
Comcast Corp.
3.15%, 3/1/26	175,000	181,466
6.45%, 3/15/37	160,000	213,089
Commonwealth Edison Co.
4.35%, 11/15/45	200,000	220,316
ConocoPhillips
6.50%, 2/1/39	200,000	247,745
ConocoPhillips Co.
2.40%, 12/15/22	60,000	57,847
Copano Energy LLC
7.13%, 4/1/21	133,000	136,801
CSX Corp.
6.25%, 3/15/18	100,000	108,086
CVS Health Corp.
2.80%, 7/20/20	200,000	205,927
3.88%, 7/20/25	178,000	191,805
Deere & Co.
3.90%, 6/9/42	140,000	144,112
Devon Energy Corp.
3.25%, 5/15/22(c)	89,000	80,827
Discover Financial Services
3.75%, 3/4/25	200,000	200,156
Dow Chemical Co. (The)
4.25%, 11/15/20	96,000	104,296
DTE Energy Co.
3.30%, 6/15/22(b)	150,000	154,558
Duke Energy Corp.
4.80%, 12/15/45	60,000	66,766
Duke Energy Progress LLC
3.00%, 9/15/21	200,000	210,860
4.20%, 8/15/45	150,000	161,350
Eastman Chemical Co.
2.40%, 6/1/17	45,000	45,396
Enable Midstream Partners L.P.
2.40%, 5/15/19	224,000	204,292
Energy Transfer Partners L.P.
4.65%, 6/1/21	200,000	198,624
6.13%, 12/15/45	85,000	80,510
Entergy Louisiana LLC
4.05%, 9/1/23	175,000	192,077
Enterprise Products Operating LLC
4.90%, 5/15/46	101,000	101,173
Express Scripts Holding Co.
4.75%, 11/15/21	300,000	331,165
6.13%, 11/15/41	100,000	114,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

May 31, 2016

Investments	Principal Amount	Value
Federal Realty Investment Trust
4.50%, 12/1/44	$200,000	$211,002
FedEx Corp.
3.88%, 8/1/42	100,000	93,498
Fidelity National Information Services, Inc.
5.00%, 10/15/25	160,000	178,467
Ford Motor Co.
4.75%, 1/15/43	105,000	107,746
Ford Motor Credit Co., LLC
8.13%, 1/15/20	200,000	237,797
Franklin Resources, Inc.
2.85%, 3/30/25	145,000	145,002
General Electric Co.
4.38%, 9/16/20	68,000	75,170
2.70%, 10/9/22	145,000	149,667
3.45%, 5/15/24	200,000	215,145
General Motors Co.
3.50%, 10/2/18	250,000	256,567
General Motors Financial Co., Inc.
4.30%, 7/13/25	295,000	299,846
Gilead Sciences, Inc.
3.65%, 3/1/26	160,000	169,598
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	150,000	168,071
3.50%, 1/23/25	250,000	253,315
4.25%, 10/21/25	300,000	306,330
4.80%, 7/8/44	121,000	129,731
Halliburton Co.
4.85%, 11/15/35	200,000	205,969
HCP, Inc.
2.63%, 2/1/20	150,000	149,493
5.38%, 2/1/21	220,000	243,029
4.00%, 6/1/25	250,000	248,909
Hewlett Packard Enterprise Co.
3.60%, 10/15/20(b)	200,000	205,771
6.35%, 10/15/45(b)	120,000	115,174
Home Depot, Inc. (The)
4.40%, 4/1/21	70,000	77,840
4.25%, 4/1/46	200,000	218,092
HP, Inc.
4.38%, 9/15/21	140,000	146,591
Intel Corp.
2.70%, 12/15/22	148,000	153,077
International Paper Co.
3.80%, 1/15/26	145,000	149,471
Jefferies Group LLC
8.50%, 7/15/19	100,000	114,157
6.88%, 4/15/21	200,000	224,872
JM Smucker Co. (The)
3.00%, 3/15/22	192,000	197,888
JPMorgan Chase & Co.
4.35%, 8/15/21	250,000	272,069
3.30%, 4/1/26	100,000	101,544
4.25%, 10/1/27	95,000	98,489
4.85%, 2/1/44	335,000	388,478
Keysight Technologies, Inc.
3.30%, 10/30/19	38,000	37,998
Kinder Morgan, Inc.
6.50%, 9/15/20	150,000	163,872
4.30%, 6/1/25(c)	150,000	147,203
Kraft Heinz Foods Co.
2.80%, 7/2/20(b)	150,000	154,081
Kroger Co. (The)
3.40%, 4/15/22	200,000	211,354
Lockheed Martin Corp.
2.50%, 11/23/20	150,000	152,928
4.50%, 5/15/36	115,000	126,999
Lowe’s Cos., Inc.
3.38%, 9/15/25	160,000	170,068
LyondellBasell Industries N.V.
5.00%, 4/15/19	250,000	268,362
Macy’s Retail Holdings, Inc.
6.38%, 3/15/37	60,000	58,672
Marathon Petroleum Corp.
2.70%, 12/14/18	300,000	304,468
McDonald’s Corp.
2.10%, 12/7/18	280,000	284,419
McKesson Corp.
4.88%, 3/15/44	100,000	110,507
Medtronic, Inc.
3.50%, 3/15/25	277,000	295,795
Merck & Co., Inc.
2.35%, 2/10/22	111,000	112,769
MetLife, Inc.
4.88%, 11/13/43	100,000	108,817
4.05%, 3/1/45	150,000	145,188
Morgan Stanley
5.50%, 7/28/21	250,000	282,368
4.88%, 11/1/22	200,000	217,421
3.95%, 4/23/27	130,000	129,758
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	175,000	178,218
Newmont Mining Corp.
3.50%, 3/15/22	140,000	141,155
NextEra Energy Capital Holdings, Inc.
2.06%, 9/1/17, Series F	100,000	100,595
NiSource Finance Corp.
5.65%, 2/1/45	60,000	73,253
Noble Energy, Inc.
5.63%, 5/1/21	200,000	208,231
Norfolk Southern Corp.
3.25%, 12/1/21	200,000	208,503
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	269,000	272,684
Oracle Corp.
2.50%, 5/15/22	375,000	381,630
Pacific Gas & Electric Co.
6.05%, 3/1/34	200,000	262,985
PepsiCo, Inc.
2.75%, 4/30/25	145,000	147,838
Philip Morris International, Inc.
4.25%, 11/10/44	200,000	209,669
Phillips 66
4.88%, 11/15/44	145,000	151,242
Plains All American Pipeline L.P.
4.65%, 10/15/25(c)	240,000	228,337
Prudential Financial, Inc.
5.38%, 6/21/20	125,000	139,858
3.50%, 5/15/24	180,000	185,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

May 31, 2016

Investments	Principal Amount	Value
Public Service Co. of Colorado
3.60%, 9/15/42	$80,000	$79,441
QUALCOMM, Inc.
4.65%, 5/20/35	80,000	83,530
Republic Services, Inc.
3.20%, 3/15/25	145,000	148,639
Reynolds American, Inc.
4.45%, 6/12/25	120,000	131,991
S&P Global, Inc.
4.00%, 6/15/25	44,000	46,975
Seagate HDD Cayman
4.75%, 1/1/25	240,000	184,650
Sempra Energy
2.85%, 11/15/20	200,000	204,808
Simon Property Group L.P.
3.50%, 9/1/25	100,000	105,909
Southern California Edison Co.
5.63%, 2/1/36	200,000	254,421
Southern Co. (The)
2.45%, 9/1/18	90,000	91,680
Stanley Black & Decker, Inc.
2.45%, 11/17/18	300,000	305,772
State Street Corp.
3.55%, 8/18/25	100,000	107,182
Synchrony Financial
2.70%, 2/3/20	200,000	200,005
Target Corp.
4.00%, 7/1/42	150,000	155,433
Textron, Inc.
3.65%, 3/1/21	150,000	155,652
Thermo Fisher Scientific, Inc.
4.50%, 3/1/21	300,000	327,134
Time Warner Cable, Inc.
5.00%, 2/1/20	270,000	290,568
Time Warner, Inc.
4.85%, 7/15/45	200,000	210,568
Tucson Electric Power Co.
3.05%, 3/15/25	176,000	173,463
United Parcel Service, Inc.
3.63%, 10/1/42	250,000	255,202
United Technologies Corp.
3.10%, 6/1/22	173,000	181,614
UnitedHealth Group, Inc.
4.63%, 7/15/35	145,000	162,942
US Bancorp
3.00%, 3/15/22	200,000	209,335
Valero Energy Corp.
3.65%, 3/15/25	200,000	198,796
Ventas Realty L.P.
4.75%, 6/1/21	300,000	329,535
Verizon Communications, Inc.
4.50%, 9/15/20	320,000	351,495
3.50%, 11/1/24	240,000	249,892
4.27%, 1/15/36	200,000	201,036
4.52%, 9/15/48	168,000	170,388
Viacom, Inc.
6.88%, 4/30/36	150,000	159,530
Virginia Electric & Power Co.
6.35%, 11/30/37	240,000	321,703
Visa, Inc.
2.80%, 12/14/22	160,000	165,783
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	175,000	181,157
Waste Management, Inc.
3.50%, 5/15/24	120,000	128,230
Wells Fargo & Co.
3.50%, 3/8/22	300,000	318,112
4.10%, 6/3/26	150,000	158,465
Welltower, Inc.
4.00%, 6/1/25	350,000	358,969
Williams Partners L.P.
4.90%, 1/15/45	100,000	77,638
Wyeth LLC
5.95%, 4/1/37	140,000	181,353
Xerox Corp.
3.50%, 8/20/20	220,000	216,353
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/35	100,000	101,041

TOTAL CORPORATE BONDS (Cost: $32,310,087)		33,641,744

FOREIGN CORPORATE BONDS - 5.6%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/42	100,000	95,412

Belgium - 1.0%
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	100,000	104,120
4.70%, 2/1/36	180,000	195,235
4.63%, 2/1/44	320,000	351,123
Delhaize Group
5.70%, 10/1/40	150,000	167,837

Total Belgium		818,315

Canada - 0.7%
Barrick North America Finance LLC
4.40%, 5/30/21	157,000	164,681
Canadian National Railway Co.
2.85%, 12/15/21	175,000	182,562
Canadian Natural Resources Ltd.
3.90%, 2/1/25	60,000	55,518
TransCanada PipeLines Ltd.
3.75%, 10/16/23	170,000	176,922

Total Canada		579,683

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	100,000	100,345

Ireland - 0.2%
XLIT Ltd.
5.50%, 3/31/45	150,000	145,628

Mexico - 0.6%
Petroleos Mexicanos
5.50%, 1/21/21	200,000	208,000
4.50%, 1/23/26	125,000	117,612

6.63%, 6/15/35	160,000	157,584

Total Mexico		483,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

May 31, 2016

Investments	Principal Amount	Value
Netherlands - 0.2%
Cooperatieve Rabobank UA
5.25%, 5/24/41	$140,000	$171,041

Peru - 0.3%
Southern Copper Corp.
3.88%, 4/23/25(c)	145,000	139,962
5.88%, 4/23/45	145,000	126,888

Total Peru		266,850

Spain - 0.3%
Telefonica Emisiones SAU
3.19%, 4/27/18	240,000	245,941

Switzerland - 0.6%
Credit Suisse AG
5.40%, 1/14/20	240,000	260,570
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	250,000	245,280

Total Switzerland		505,850

United Kingdom - 1.5%
AstraZeneca PLC
3.38%, 11/16/25	120,000	123,627
BP Capital Markets PLC
3.25%, 5/6/22	170,000	175,271
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	80,000	110,130
HSBC Holdings PLC
4.00%, 3/30/22	300,000	315,695
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	160,000	159,771
Vodafone Group PLC
2.95%, 2/19/23	280,000	277,465

Total United Kingdom		1,161,959

TOTAL FOREIGN CORPORATE BONDS (Cost: $4,323,058)		4,574,220

FOREIGN GOVERNMENT AGENCIES - 0.3%

Canada - 0.3%
Hydro-Quebec 9.50%, 11/15/30, Series HQ (Cost: $221,990)	132,000	223,398

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%

Colombia - 0.5%
Colombia Government International Bond
7.38%, 3/18/19	100,000	113,400
4.00%, 2/26/24	200,000	198,500
6.13%, 1/18/41	80,000	84,400

Total Colombia		396,300

Italy - 0.1%
Italy Government International Bond
6.88%, 9/27/23	80,000	100,001

Mexico - 0.5%
Mexico Government International Bond
4.00%, 10/2/23	156,000	163,020
4.75%, 3/8/44	156,000	155,220
5.55%, 1/21/45	100,000	111,625

Total Mexico		429,865

Peru - 0.1%
Peruvian Government International Bond
6.55%, 3/14/37	60,000	75,750

Philippines - 0.3%
Philippine Government International Bond
9.50%, 2/2/30	157,000	266,613

Poland - 0.3%
Poland Government International Bond
5.00%, 3/23/22	200,000	224,106

Turkey - 0.5%
Turkey Government International Bond
7.00%, 6/5/20	200,000	224,600
7.38%, 2/5/25	145,000	172,351

Total Turkey		396,951

Uruguay - 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	80,000	101,100

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,916,142)		1,990,686

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.7%

United States - 6.7%
Bear Stearns Commercial Mortgage Securities Trust
5.74%, 9/11/42, Series 2007-T28, Class A4(d)	95,201	99,065
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	65,999
5.71%, 12/10/49, Series 2007-C6, Class A4(d)	125,000	129,143
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	318,762
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	109,424
3.50%, 8/10/47, Series 2014-CR19, Class ASB	150,000	158,784
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	52,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

May 31, 2016

Investments	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.87%, 11/25/19, Series K712, Class A2	$25,000	$25,256
3.97%, 1/25/21, Series K013, Class A2	200,000	219,293
2.87%, 12/25/21, Series K017, Class A2	50,000	52,513
2.51%, 11/25/22, Series K026, Class A2	50,000	51,567
2.62%, 3/25/23, Series K035, Class A1	211,978	217,850
2.67%, 12/25/24, Series K042, Class A2	50,000	51,600
3.02%, 1/25/25, Series K045, Class A2	55,000	58,172
Federal National Mortgage Association
3.33%, 10/25/23, Series 2013-M14, Class A2(d)	100,000	107,249
3.48%, 1/25/24, Series 2014-M3, Class A2(d)	110,000	118,956
3.10%, 7/25/24, Series 2014-M9, Class A2(d)	596,000	630,270
2.72%, 10/25/24, Series 2015-M3, Class A2	100,000	102,711
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.17%, 9/25/19, Series 2014-M10, Class ASQ2(d)	25,000	25,501
2.30%, 9/25/22, Series 2012-M14, Class A2(d)	50,000	50,960
2.30%, 10/25/24, Series 2015-M3, Class A1	45,932	47,039
GS Mortgage Securities Corp.
2.73%, 5/10/50, Series 2015-GC30, Class A2	100,000	102,728
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	94,619
3.68%, 4/10/47, Series 2014-GC20, Class A3	100,000	106,706
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	75,989
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	321,253
JP Morgan Chase Commercial Mortgage Securities Corp.
2.61%, 12/15/47, Series 2012-LC9, Class A4	100,000	101,528
JP Morgan Chase Commercial Mortgage Securities Trust
3.41%, 1/15/46, Series 2013-C13, Class ASB	175,000	184,390
5.79%, 2/12/51, Series 2007-CB20, Class A4(d)	22,091	22,890
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	107,585
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	105,274
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	207,673
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	188,141
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	296,629
Wachovia Bank Commercial Mortgage Trust
5.95%, 2/15/51, Series 2007-C33, Class A5(d)	350,000	364,663
Wells Fargo Commercial Mortgage Trust
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	107,233
WFRBS Commercial Mortgage Trust
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	112,572
3.03%, 12/15/46, Series 2013-C18, Class A2	25,000	25,793
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	65,956
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	27,550
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	41,995
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	106,704

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $5,370,683)		5,460,921

MUNICIPAL BONDS - 0.9%

United States - 0.9%
Metropolitan Government of Nashville & Davidson County
5.71%, 7/1/34	100,000	125,686
New Jersey Economic Development Authority
3.91%, 2/15/22, Series B(e)	150,000	120,299
New Jersey Turnpike Authority
7.41%, 1/1/40	40,000	61,040
State of California
7.55%, 4/1/39	120,000	185,120
State of Illinois
4.95%, 6/1/23	100,000	105,675
5.10%, 6/1/33	100,000	95,973

TOTAL MUNICIPAL BONDS (Cost: $683,023)		693,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

May 31, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(f) (Cost: $612,747)(g)	612,747	$612,747

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $79,657,686)		81,538,101

	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.9)%

Federal Home Loan Mortgage Corporation - (0.6)%
5.50%, 6/1/46(a)	$(400,000)	(445,728)

Federal National Mortgage Association - (0.3)%
5.50%, 6/1/46(a)	(250,000)	(280,435)

TOTAL U.S. GOVERNMENT AGENCIES SOLD SHORT (Proceeds: $725,307)		(726,163)

Cash and Other Assets in Excess of Liabilities - 0.4%		314,342

NET ASSETS - 100.0%		$81,126,280

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Security, or portion thereof, was on loan at May 31, 2016 (See Note 2).
(d)	Rate shown reflects the accrual rate as of May 31, 2016 on securities with variable or step rates.
(e)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2016.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2016.
(g)	At May 31, 2016, the total market value of the Fund’s securities on loan was $596,329 and the total market value of the collateral held by the Fund was $612,747.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 29.1%

Federal Home Loan Mortgage Corporation - 7.5%
2.38%, 1/13/22	$210,000	$219,040
3.50%, 12/1/33	129,439	137,095
4.00%, 6/1/34	40,139	43,247
4.00%, 12/1/43	59,628	63,632
3.50%, 6/1/46(a)	100,000	104,586
4.00%, 6/1/46(a)	140,000	149,297
4.50%, 6/1/46(a)	235,000	255,806

Total Federal Home Loan Mortgage Corporation		972,703

Federal National Mortgage Association - 14.8%
0.88%, 5/21/18	234,000	233,709
4.00%, 7/1/19	37,340	38,737
4.00%, 7/1/26	25,782	27,406
3.50%, 12/1/26	30,050	31,753
2.50%, 8/1/28	35,987	37,071
3.00%, 11/1/28	35,314	36,858
3.00%, 7/1/29	74,092	77,328
2.50%, 6/1/31(a)	90,000	92,299
3.50%, 6/1/31(a)	120,000	126,682
4.00%, 8/1/34	77,185	83,120
3.50%, 2/1/35	93,322	98,439
4.50%, 10/1/41	65,297	71,274
3.50%, 6/1/42	73,682	77,262
4.00%, 6/1/43	22,307	23,877
3.00%, 8/1/43	85,049	87,314
4.00%, 11/1/43	55,045	58,774
4.50%, 5/1/44	49,452	53,909
3.00%, 6/1/46(a)	145,000	148,512
3.50%, 6/1/46(a)	155,000	162,240
4.00%, 6/1/46(a)	75,000	80,089
4.50%, 6/1/46(a)	130,000	141,585
5.00%, 6/1/46(a)	105,000	116,486

Total Federal National Mortgage Association		1,904,724

Government National Mortgage Association - 6.8%
5.00%, 2/20/43	102,497	111,415
5.00%, 12/20/43	174,037	188,955
3.50%, 8/20/44	205,349	217,333
5.00%, 8/20/44	98,658	107,115
3.50%, 6/1/46(a)	25,000	26,391
4.00%, 6/1/46(a)	210,000	224,027

Total Government National Mortgage Association		875,236

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $3,718,372)		3,752,663

U.S. GOVERNMENT OBLIGATIONS - 30.2%

U.S. Treasury Bonds - 10.7%
U.S. Treasury Bond
6.88%, 8/15/25	150,000	215,057
4.50%, 2/15/36	335,000	458,446
4.38%, 5/15/40	267,200	359,494
3.63%, 8/15/43	281,100	340,817

Total U.S. Treasury Bonds		1,373,814

U.S. Treasury Note - 19.5%
U.S. Treasury Note
0.63%, 6/30/17	2,522,000	2,518,996

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,770,883)		3,892,810

CORPORATE BONDS - 22.7%

United States - 22.7%
21st Century Fox America, Inc.
6.65%, 11/15/37	21,000	26,873
American International Group, Inc.
4.88%, 6/1/22	51,000	55,817
Amgen, Inc.
5.15%, 11/15/41	38,000	41,815
Anthem, Inc.
4.65%, 1/15/43	38,000	39,151
AT&T, Inc.
3.80%, 3/15/22	59,000	61,637
4.35%, 6/15/45	48,000	45,356
Bank of America Corp.
2.60%, 1/15/19	143,000	145,368
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	45,500	50,155
Citigroup, Inc.
2.65%, 10/26/20	30,000	30,255
Comcast Corp.
6.45%, 3/15/37	40,000	53,272
Dow Chemical Co. (The)
4.25%, 11/15/20	105,000	114,073
Duke Energy Florida LLC
6.40%, 6/15/38	33,500	46,207
Enterprise Products Operating LLC
3.35%, 3/15/23	135,000	137,349
Ford Motor Co.
4.75%, 1/15/43	51,000	52,334
General Electric Co.
5.50%, 1/8/20	77,000	86,853
General Motors Financial Co., Inc.
4.30%, 7/13/25	60,000	60,986
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	90,000	102,609
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	62,000	69,837
International Paper Co.
3.80%, 1/15/26	45,000	46,388
JPMorgan Chase & Co.
3.20%, 1/25/23	128,000	131,518
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	38,000	34,498
Morgan Stanley
2.13%, 4/25/18	109,000	109,924
Norfolk Southern Corp.
3.00%, 4/1/22	38,000	39,105
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	70,000	87,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

May 31, 2016

Investments	Principal Amount	Value
Oracle Corp.
6.50%, 4/15/38	$79,000	$107,424
PepsiCo, Inc.
4.50%, 1/15/20	135,000	149,290
Pfizer, Inc.
7.20%, 3/15/39	32,000	46,810
Philip Morris International, Inc.
4.88%, 11/15/43	87,000	100,193
Plains All American Pipeline L.P.
3.65%, 6/1/22	157,500	148,115
Public Service Electric & Gas Co.
2.38%, 5/15/23	61,000	61,158
Simon Property Group L.P.
3.38%, 10/1/24	54,000	56,547
Southern California Edison Co.
4.65%, 10/1/43	52,000	59,989
Time Warner Cable, Inc.
6.75%, 6/15/39	29,500	33,608
Time Warner, Inc.
7.63%, 4/15/31	20,000	26,703
United Technologies Corp.
6.13%, 2/1/19	90,500	101,406
4.50%, 6/1/42	37,000	40,570
Verizon Communications, Inc.
5.15%, 9/15/23	50,000	57,437
Wal-Mart Stores, Inc.
6.20%, 4/15/38	57,000	78,234
Wells Fargo & Co.
4.13%, 8/15/23	122,000	129,966
Xerox Corp.
6.35%, 5/15/18	61,000	64,986

TOTAL CORPORATE BONDS (Cost: $2,846,961)		2,931,584

FOREIGN CORPORATE BONDS - 2.8%

Belgium - 1.0%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	121,000	135,633

Canada - 0.6%
Nexen Energy ULC
6.40%, 5/15/37	63,000	75,103

Mexico - 0.4%
Petroleos Mexicanos
6.00%, 3/5/20	46,000	48,938

United Kingdom - 0.8%
HSBC Holdings PLC
5.10%, 4/5/21	96,000	105,497

TOTAL FOREIGN CORPORATE BONDS (Cost: $365,651)		365,171

FOREIGN GOVERNMENT AGENCIES - 1.0%

Germany - 1.0%
KFW 2.50%, 11/20/24 (Cost: $126,341)	126,000	131,455

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%

Italy - 0.5%
Italy Government International Bond
5.38%, 6/15/33	56,000	67,352

Mexico - 0.7%
Mexico Government International Bond
4.00%, 10/2/23	81,000	84,645

Turkey - 0.4%
Turkey Government International Bond
7.38%, 2/5/25	40,000	47,545

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $196,136)		199,542

SUPRANATIONAL BOND - 1.6%
European Investment Bank 4.00%, 2/16/21 (Cost: $199,584)	185,000	205,570

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%

United States - 4.5%
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	10,000	10,046
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	941	941
3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,000	36,790
3.08%, 2/10/48, Series 2015-DC1, Class A4	100,000	102,619
JPMBB Commercial Mortgage Securities Trust
3.05%, 4/15/47, Series 2014-C19, Class A2	120,000	124,232
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	30,000	30,654
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	26,515
3.07%, 2/15/48, Series 2015-C20, Class ASB	110,000	113,954
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	120,000	131,911

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $569,107)		577,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

May 31, 2016

Investments	Principal Amount	Value
MUNICIPAL BOND - 1.1%

United States - 1.1%
State of California 7.55%, 4/1/39 (Cost: $137,680)	$95,000	$146,554

TOTAL INVESTMENTS IN SECURITIES - 94.6% (Cost: $11,930,715)		12,203,011
Cash and Other Assets in Excess of Liabilities - 5.4%		693,135

NET ASSETS - 100.0%		$12,896,146

(a)	To-be-announced (“TBA”) security (See Note 2).

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Futures Contracts Short	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	56	$(7,896,875)	Sep-16	$(31,500)
5 Year U.S. Treasury Note	17	(2,041,992)	Sep-16	(3,760)
U.S. Treasury Ultra Long Term Bond	16	(2,802,000)	Sep-16	(17,263)

				$(52,523)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 32.7%

Federal Home Loan Mortgage Corporation - 8.5%
2.38%, 1/13/22	$677,000	$706,143
4.00%, 5/1/34	237,275	255,653
4.00%, 12/1/43	59,628	63,632
3.50%, 6/1/46(a)	200,000	209,172
4.00%, 6/1/46(a)	320,000	341,250
4.50%, 6/1/46(a)	425,000	462,628

Total Federal Home Loan Mortgage Corporation		2,038,478

Federal National Mortgage Association - 17.0%
0.88%, 5/21/18	550,000	549,316
4.00%, 8/1/18	21,954	22,776
4.00%, 7/1/19	71,742	74,428
5.50%, 10/1/25	109,914	123,178
4.00%, 7/1/26	25,782	27,405
3.50%, 12/1/26	30,050	31,753
2.50%, 8/1/28	35,987	37,071
3.00%, 11/1/28	35,314	36,858
3.00%, 7/1/29	148,185	154,657
2.50%, 6/1/31(a)	175,000	179,471
3.00%, 6/1/31(a)	25,000	26,060
3.50%, 6/1/31(a)	250,000	263,921
4.00%, 4/1/32	118,769	127,861
4.00%, 8/1/34	173,324	186,651
4.50%, 9/1/39	57,406	62,627
3.50%, 6/1/42	73,682	77,262
4.00%, 6/1/43	22,307	23,877
3.00%, 8/1/43	85,049	87,314
4.00%, 11/1/43	55,045	58,774
4.50%, 5/1/44	49,452	53,909
3.00%, 6/1/46(a)	350,000	358,477
3.50%, 6/1/46(a)	370,000	387,283
4.00%, 6/1/46(a)	225,000	240,266
4.50%, 6/1/46(a)	350,000	381,190
5.00%, 6/1/46(a)	450,000	499,227

Total Federal National Mortgage Association		4,071,612

Government National Mortgage Association - 7.2%
5.00%, 2/20/43	102,497	111,415
5.00%, 4/20/44	257,723	279,183
3.50%, 7/20/44	334,170	353,694
4.00%, 7/20/44	165,518	176,755
5.00%, 7/20/44	48,466	52,554
3.50%, 8/20/44	410,698	434,666
5.00%, 8/20/44	46,707	50,711
4.00%, 6/1/46(a)	250,000	266,699

Total Government National Mortgage Association		1,725,677

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,757,671)		7,835,767

U.S. GOVERNMENT OBLIGATIONS - 29.3%

U.S. Treasury Bonds - 6.9%
U.S. Treasury Bond
4.50%, 2/15/36	172,000	235,381
4.38%, 5/15/40	251,700	338,640
2.88%, 5/15/43	382,000	402,875
3.63%, 8/15/43	549,700	666,479

Total U.S. Treasury Bonds		1,643,375

U.S. Treasury Note - 22.4%
U.S. Treasury Note
0.63%, 6/30/17	5,384,000	5,377,588

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $6,851,942)		7,020,963

CORPORATE BONDS - 23.8%

United States - 23.8%
21st Century Fox America, Inc.
6.65%, 11/15/37	61,000	78,060
American International Group, Inc.
4.88%, 6/1/22	82,000	89,746
Amgen, Inc.
5.15%, 11/15/41	99,000	108,939
Anthem, Inc.
4.65%, 1/15/43	87,000	89,635
AT&T, Inc.
3.80%, 3/15/22	65,000	67,905
4.35%, 6/15/45	65,000	61,419
Bank of America Corp.
2.60%, 1/15/19	238,000	241,940
Boeing Co. (The)
2.50%, 3/1/25	84,000	84,856
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	63,500	69,997
Capital One Financial Corp.
2.45%, 4/24/19	125,000	126,235
Citigroup, Inc.
8.13%, 7/15/39	32,000	48,611
Comcast Corp.
6.45%, 3/15/37	67,000	89,231
Dow Chemical Co. (The)
4.25%, 11/15/20	157,000	170,567
Duke Energy Florida LLC
6.40%, 6/15/38	55,500	76,551
Enterprise Products Operating LLC
3.35%, 3/15/23	233,000	237,054
Ford Motor Co.
4.75%, 1/15/43	126,000	129,296
General Electric Co.
5.50%, 1/8/20	176,000	198,521
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	165,000	188,117
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	74,000	83,354
International Paper Co.
4.75%, 2/15/22	125,000	136,955
JPMorgan Chase & Co.
3.20%, 1/25/23	186,000	191,112
5.50%, 10/15/40	45,000	55,334
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	123,000	111,665
Morgan Stanley
2.13%, 4/25/18	194,000	195,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

May 31, 2016

Investments	Principal Amount	Value
Norfolk Southern Corp.
3.00%, 4/1/22	$78,000	$80,268
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	143,000	179,297
Oracle Corp.
6.50%, 4/15/38	152,000	206,689
PepsiCo, Inc.
4.50%, 1/15/20	188,000	207,900
Pfizer, Inc.
7.20%, 3/15/39	119,000	174,076
Philip Morris International, Inc.
4.88%, 11/15/43	111,000	127,833
Plains All American Pipeline L.P.
3.65%, 6/1/22	214,500	201,719
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	97,000	120,987
Public Service Electric & Gas Co.
2.38%, 5/15/23	156,000	156,404
Southern California Edison Co.
4.65%, 10/1/43	99,000	114,209
Time Warner Cable, Inc.
6.75%, 6/15/39	59,500	67,786
Time Warner, Inc.
7.63%, 4/15/31	38,000	50,736
United Technologies Corp.
6.13%, 2/1/19	125,500	140,624
4.50%, 6/1/42	35,000	38,377
Verizon Communications, Inc.
5.15%, 9/15/23	150,000	172,311
Wal-Mart Stores, Inc.
6.20%, 4/15/38	262,000	359,602
Wells Fargo & Co.
4.13%, 8/15/23	177,000	188,557
Xerox Corp.
6.35%, 5/15/18	177,000	188,564

TOTAL CORPORATE BONDS (Cost: $5,605,246)		5,706,683

FOREIGN CORPORATE BONDS - 2.8%

Belgium - 0.9%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	188,000	210,736

Canada - 0.3%
Nexen Energy ULC
6.40%, 5/15/37	52,000	61,990

Mexico - 0.5%
Petroleos Mexicanos
6.00%, 3/5/20	125,000	132,985

Netherlands - 0.5%
Shell International Finance B.V.
5.50%, 3/25/40	99,000	116,504

United Kingdom - 0.6%
HSBC Holdings PLC
5.10%, 4/5/21	127,000	139,563

TOTAL FOREIGN CORPORATE BONDS (Cost: $664,078)		661,778

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%

Italy - 0.5%
Italy Government International Bond
5.38%, 6/15/33	107,000	128,691

Mexico - 0.6%
Mexico Government International Bond
4.00%, 10/2/23	141,000	147,345

Turkey - 0.2%
Turkey Government International Bond
7.38%, 2/5/25	33,000	39,225

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $313,027)		315,261

SUPRANATIONAL BOND - 2.2%
European Investment Bank 4.00%, 2/16/21 (Cost: $521,577)	479,000	532,258

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%

United States - 4.5%
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	101,478
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	35,000	35,161
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	1,411	1,411
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	57,813
2.87%, 2/10/48, Series 2015-DC1, Class A2	80,000	82,473
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	54,965
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	75,000	76,634
5.42%, 1/15/49, Series 2007-LDPX, Class A3	98,825	100,472
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	109,082
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	250,000	256,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

May 31, 2016

Investments	Principal Amount	Value
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	$100,000	$109,926
2.90%, 3/15/47, Series 2014-C19, Class A2	100,000	103,030

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,080,604)		1,089,427

MUNICIPAL BOND - 1.0%

United States - 1.0%
State of California 7.55%, 4/1/39 (Cost: $220,065)	150,000	231,400

TOTAL INVESTMENTS IN SECURITIES - 97.6% (Cost: $23,014,210)		23,393,537

U.S. GOVERNMENT AGENCIES SOLD SHORT - (1.3)%

Government National Mortgage Association - (1.3)%
3.50%, 6/1/46(a) (Proceeds: $317,063)	(300,000)	(316,688)

Cash and Other Assets in Excess of Liabilities - 3.7%		890,709

NET ASSETS - 100.0%		$23,967,558

(a)	To-be-announced (“TBA”) security (See Note 2).

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Futures Contracts Short	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	31	$(4,020,313)	Sep-16	$(9,156)
2 Year U.S. Treasury Note	7	(1,525,344)	Sep-16	(953)
5 Year U.S. Treasury Note	84	(10,089,844)	Sep-16	(19,464)
U.S. Treasury Long Bond	3	(489,937)	Sep-16	(2,648)
U.S. Treasury Ultra Long Term Bond	12	(2,101,500)	Sep-16	(12,947)

				$(45,168)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.7%

U.S. Treasury Notes - 99.7%
U.S. Treasury Floating Rate Note
0.43%, 7/31/17*	$372,000	$372,006
0.52%, 10/31/17*	372,000	372,413
0.62%, 1/31/18*	371,800	372,668
0.54%, 4/30/18*	130,000	130,033

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $1,246,008)		1,247,120
Cash and Other Assets in Excess of Liabilities - 0.3%		3,265

NET ASSETS - 100.0%		$1,250,385

*	Floating rate note. Coupon shown is in effect at May 31, 2016. Date represents the ultimate maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

May 31, 2016

Investments	Principal Amount	Value
CORPORATE BONDS - 86.5%

United States - 86.5%
ACCO Brands Corp.
6.75%, 4/30/20	$89,000	$94,451
Advanced Micro Devices, Inc.
6.75%, 3/1/19	25,000	22,625
Affinion Group, Inc.
7.88%, 12/15/18(a)	5,000	2,469
AK Steel Corp.
8.75%, 12/1/18(a)	72,000	73,800
Alcoa, Inc.
6.75%, 7/15/18	91,000	98,621
Alere, Inc.
7.25%, 7/1/18	51,000	52,753
Aleris International, Inc.
9.50%, 4/1/21(b)	25,000	25,750
Allegheny Technologies, Inc.
9.38%, 6/1/19	55,000	54,862
Ally Financial, Inc.
5.50%, 2/15/17	200,000	204,039
American Airlines Group, Inc.
6.13%, 6/1/18	66,000	68,805
AmeriGas Partners L.P.
6.25%, 8/20/19	31,000	31,620
Anixter, Inc.
5.63%, 5/1/19	36,000	38,655
APX Group, Inc.
6.38%, 12/1/19	17,000	16,915
Associated Materials LLC
9.13%, 11/1/17	60,000	53,850
Atwood Oceanics, Inc.
6.50%, 2/1/20(a)	50,000	30,250
Avaya, Inc.
7.00%, 4/1/19(b)	95,000	69,350
Avon Products, Inc.
6.35%, 3/15/20	33,000	28,141
Basic Energy Services, Inc.
7.75%, 2/15/19	44,000	15,510
Beazer Homes USA, Inc.
5.75%, 6/15/19	17,000	15,428
Beverages & More, Inc.
10.00%, 11/15/18(b)	13,000	12,009
Boxer Parent Co., Inc.
9.00%, 10/15/19, PIK(a)(b)	25,000	18,313
Boyd Gaming Corp.
9.00%, 7/1/20	50,000	52,448
Cablevision Systems Corp.
7.75%, 4/15/18	158,000	168,665
Caesars Entertainment Resort Properties LLC
8.00%, 10/1/20	17,000	17,213
CalAtlantic Group, Inc.
8.38%, 5/15/18	59,000	65,490
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	25,000	16,875
Case New Holland Industrial, Inc.
7.88%, 12/1/17	35,000	37,625
Casella Waste Systems, Inc.
7.75%, 2/15/19	128,000	130,800
CenturyLink, Inc.
5.63%, 4/1/20, Series V	45,000	46,294
Chesapeake Energy Corp.
6.63%, 8/15/20	100,000	66,000
CIT Group, Inc.
5.00%, 5/15/17	218,000	222,020
Clayton Williams Energy, Inc.
7.75%, 4/1/19	50,000	38,000
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series B	150,000	144,750
Cliffs Natural Resources, Inc.
4.80%, 10/1/20	80,000	34,000
CNH Industrial Capital LLC
4.38%, 11/6/20(a)	30,000	29,850
CommScope, Inc.
4.38%, 6/15/20(b)	36,000	37,170
Community Health Systems, Inc.
8.00%, 11/15/19(a)	80,000	79,400
Constellation Brands, Inc.
3.88%, 11/15/19	36,000	37,845
D.R. Horton, Inc.
3.63%, 2/15/18	83,000	84,764
DCP Midstream LLC
5.35%, 3/15/20(b)	72,000	69,484
DCP Midstream Operating L.P.
2.50%, 12/1/17	44,000	43,120
DISH DBS Corp.
4.25%, 4/1/18	230,000	236,325
Dole Food Co., Inc.
7.25%, 5/1/19(b)	88,000	87,340
Dollar Tree, Inc.
5.25%, 3/1/20(b)	75,000	78,562
Energy Transfer Equity L.P.
7.50%, 10/15/20	89,000	91,225
Ensco PLC
4.70%, 3/15/21	50,000	39,313
EP Energy LLC
9.38%, 5/1/20(a)	45,000	29,138
EV Energy Partners L.P.
8.00%, 4/15/19(a)	25,000	13,375
Freeport-McMoRan, Inc.
2.38%, 3/15/18	50,000	48,750
3.10%, 3/15/20(a)	40,000	36,675
Frontier Communications Corp.
8.88%, 9/15/20(b)	89,000	94,896
Gastar Exploration, Inc.
8.63%, 5/15/18	23,000	17,595
GenOn Energy, Inc.
7.88%, 6/15/17	81,000	68,647
Global Brass & Copper, Inc.
9.50%, 6/1/19	45,000	47,053
HCA Holdings, Inc.
6.25%, 2/15/21	35,000	37,625
HCA, Inc.
3.75%, 3/15/19	45,000	46,462
6.50%, 2/15/20	64,000	70,560
Headwaters, Inc.
7.25%, 1/15/19	72,000	74,880
Hertz Corp. (The)
6.75%, 4/15/19	86,000	87,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

May 31, 2016

Investments	Principal Amount	Value
Hexion, Inc.
8.88%, 2/1/18	$54,000	$46,170
6.63%, 4/15/20	58,000	49,590
HRG Group, Inc.
7.88%, 7/15/19	89,000	94,117
Hughes Satellite Systems Corp.
6.50%, 6/15/19	44,000	47,355
Icahn Enterprises L.P.
4.88%, 3/15/19	83,000	80,614
iHeartCommunications, Inc.
6.88%, 6/15/18	50,000	36,000
9.00%, 12/15/19	101,000	79,664
International Lease Finance Corp.
8.75%, 3/15/17	160,000	167,922
Iron Mountain, Inc.
6.00%, 10/1/20(b)	55,000	58,162
iStar, Inc.
7.13%, 2/15/18	156,000	160,095
4.88%, 7/1/18	30,000	29,138
JC Penney Corp., Inc.
8.13%, 10/1/19(a)	85,000	87,337
K Hovnanian Enterprises, Inc.
7.25%, 10/15/20(b)	72,000	63,720
KB Home
4.75%, 5/15/19	157,000	157,392
Kinetic Concepts, Inc.
10.50%, 11/1/18	107,000	107,267
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	25,000	19,875
L Brands, Inc.
6.90%, 7/15/17	66,000	69,960
Lennar Corp.
4.75%, 12/15/17	157,000	162,102
Louisiana-Pacific Corp.
7.50%, 6/1/20	55,000	57,028
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(b)	55,000	53,625
Martin Midstream Partners L.P.
7.25%, 2/15/21	30,000	27,975
Masco Corp.
7.13%, 3/15/20	89,000	102,572
Navient Corp.
8.45%, 6/15/18, Series A	160,000	173,000
NCL Corp. Ltd.
5.25%, 11/15/19(b)	17,000	17,425
NGPL PipeCo LLC
7.12%, 12/15/17(b)	28,000	29,435
Niska Gas Storage Canada ULC
6.50%, 4/1/19	17,000	16,065
Northern Oil and Gas, Inc.
8.00%, 6/1/20(a)	25,000	19,875
NRG Energy, Inc.
7.63%, 1/15/18	68,000	73,610
Nuance Communications, Inc.
5.38%, 8/15/20(b)	89,000	90,891
Oasis Petroleum, Inc.
7.25%, 2/1/19(a)	23,000	22,138
Overseas Shipholding Group, Inc.
8.13%, 3/30/18	28,000	28,140
Pactiv LLC
8.13%, 6/15/17	150,000	155,250
Radian Group, Inc.
5.50%, 6/1/19	141,000	146,640
Realogy Group LLC
4.50%, 4/15/19(a)(b)	36,000	37,215
Rockies Express Pipeline LLC
5.63%, 4/15/20(b)	28,000	28,630
Ruby Tuesday, Inc.
7.63%, 5/15/20	62,000	60,450
Safway Group Holding LLC
7.00%, 5/15/18(b)	131,000	132,965
Serta Simmons Bedding LLC
8.13%, 10/1/20(b)	53,000	56,180
Smithfield Foods, Inc.
7.75%, 7/1/17	71,000	75,686
Southwestern Energy Co.
4.05%, 1/23/20	125,000	112,500
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(b)	69,000	46,402
Springleaf Finance Corp.
5.25%, 12/15/19	30,000	28,763
Sprint Capital Corp.
6.90%, 5/1/19	100,000	93,750
Sprint Communications, Inc.
9.00%, 11/15/18(b)	175,000	186,812
Starz LLC
5.00%, 9/15/19	104,000	106,080
Steel Dynamics, Inc.
6.13%, 8/15/19	64,000	66,560
T-Mobile USA, Inc.
6.46%, 4/28/19	86,000	87,774
Targa Resources Partners L.P.
5.00%, 1/15/18	63,000	64,575
4.13%, 11/15/19	31,000	30,380
Tenet Healthcare Corp.
5.00%, 3/1/19	109,000	106,145
Tesoro Corp.
4.25%, 10/1/17	45,000	46,238
Tesoro Logistics L.P.
5.50%, 10/15/19	5,000	5,225
Titan International, Inc.
6.88%, 10/1/20(a)	36,000	30,510
Toys R Us, Inc.
10.38%, 8/15/17(a)	25,000	22,688
TransDigm, Inc.
5.50%, 10/15/20	89,000	91,559
Transocean, Inc.
5.80%, 12/15/16	18,000	18,203
6.00%, 3/15/18(a)	25,000	24,375
U.S. Foods, Inc.
8.50%, 6/30/19	57,000	58,639
United Continental Holdings, Inc.
6.38%, 6/1/18	101,000	106,181
United States Steel Corp.
7.38%, 4/1/20(a)	24,000	20,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

May 31, 2016

Investments	Principal Amount	Value
Universal Hospital Services, Inc.
7.63%, 8/15/20	$25,000	$23,469
USG Corp.
9.75%, 1/15/18	79,000	88,699
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)(b)	67,000	65,827
Vanguard Natural Resources LLC
7.00%, 2/15/23(b)	46,000	12,880
Vereit Operating Partnership L.P.
2.00%, 2/6/17	58,000	58,172
Weatherford International Ltd.
5.13%, 9/15/20	25,000	20,375
Whiting Petroleum Corp.
5.00%, 3/15/19	106,000	95,930
Windstream Services LLC
7.75%, 10/15/20(a)	100,000	94,000

TOTAL CORPORATE BONDS (Cost: $8,596,726)		8,390,518

FOREIGN CORPORATE BONDS - 5.1%

Canada - 1.9%
Bombardier, Inc.
5.50%, 9/15/18(b)	43,000	42,355
First Quantum Minerals Ltd.
6.75%, 2/15/20(b)	50,000	40,250
HudBay Minerals, Inc.
9.50%, 10/1/20	50,000	41,750
Seven Generations Energy Ltd.
8.25%, 5/15/20(b)	18,000	18,900
Tervita Corp.
8.00%, 11/15/18(b)	50,000	44,187

Total Canada		187,442

Cyprus - 0.3%
Drill Rigs Holdings, Inc.
6.50%, 10/1/17(a)(b)	54,000	29,430

France - 0.8%
Credit Agricole S.A.
8.38%, 10/13/19(b)(c)(d)	71,000	80,408

Germany - 0.5%
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 7/31/19(b)	44,000	47,520

Luxembourg - 0.9%
Intelsat Jackson Holdings S.A.
7.25%, 4/1/19	115,000	86,250

United Kingdom - 0.7%
Noble Holding International Ltd.
4.90%, 8/1/20	25,000	20,063
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	43,000	44,378

Total United Kingdom		64,441

TOTAL FOREIGN CORPORATE BONDS (Cost: $552,565)		495,491

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.3%

United States - 7.3%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(e) (Cost: $711,293)(f)	711,293	711,293

TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost: $9,860,584)		9,597,302
Cash and Other Assets in Excess of Liabilities - 1.1%		105,658

NET ASSETS - 100.0%		$9,702,960

(a)	Security, or portion thereof, was on loan at May 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of May 31, 2016 on securities with variable or step rates.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2016.
(f)	At May 31, 2016, the total market value of the Fund’s securities on loan was $670,498 and the total market value of the collateral held by the Fund was $711,293.

PIK	-	Payment In Kind

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Futures Contracts Short	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	38	$(5,358,594)	Sep-16	$(21,375)
5 Year U.S. Treasury Note	13	(1,561,523)	Sep-16	(2,823)
U.S. Treasury Ultra Long Term Bond	10	(1,751,250)	Sep-16	(10,789)

				$(34,987)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

May 31, 2016

Investments	Principal Amount	Value
CORPORATE BONDS - 84.1%

United States - 84.1%
Advanced Micro Devices, Inc.
6.75%, 3/1/19	$25,000	$22,625
Affinion Group, Inc.
7.88%, 12/15/18(a)	18,000	8,888
AK Steel Corp.
8.75%, 12/1/18(a)	41,000	42,025
Alcoa, Inc.
6.75%, 7/15/18	119,000	128,966
Alere, Inc.
7.25%, 7/1/18	120,000	124,125
Aleris International, Inc.
9.50%, 4/1/21(b)	25,000	25,750
Allegheny Technologies, Inc.
5.95%, 1/15/21	25,000	20,438
Ally Financial, Inc.
5.50%, 2/15/17	310,000	316,260
American Airlines Group, Inc.
6.13%, 6/1/18	172,000	179,310
AmeriGas Partners L.P.
6.25%, 8/20/19	65,000	66,300
APX Group, Inc.
8.75%, 12/1/20	25,000	22,875
Ashland, Inc.
3.88%, 4/15/18	83,000	85,386
Associated Materials LLC
9.13%, 11/1/17	100,000	89,750
Atwood Oceanics, Inc.
6.50%, 2/1/20(a)	120,000	72,600
Avaya, Inc.
7.00%, 4/1/19(b)	89,000	64,970
Avon Products, Inc.
6.50%, 3/1/19	67,000	62,310
Basic Energy Services, Inc.
7.75%, 2/15/19	39,000	13,748
Beverages & More, Inc.
10.00%, 11/15/18(b)	41,000	37,874
Boxer Parent Co., Inc.
9.00%, 10/15/19, PIK(a)(b)	25,000	18,313
Boyd Gaming Corp.
9.00%, 7/1/20	18,000	18,881
Cablevision Systems Corp.
7.75%, 4/15/18	238,000	254,065
CalAtlantic Group, Inc.
8.38%, 5/15/18	69,000	76,590
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	25,000	16,875
Case New Holland Industrial, Inc.
7.88%, 12/1/17	50,000	53,750
Casella Waste Systems, Inc.
7.75%, 2/15/19	56,000	57,225
CenturyLink, Inc.
5.63%, 4/1/20, Series V	100,000	102,875
Chesapeake Energy Corp.
6.63%, 8/15/20	150,000	99,000
CIT Group, Inc.
5.00%, 5/15/17	317,000	322,845
Clayton Williams Energy, Inc.
7.75%, 4/1/19	115,000	87,400
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series B	125,000	120,625
Cliffs Natural Resources, Inc.
4.80%, 10/1/20	100,000	42,500
CNH Industrial Capital LLC
4.38%, 11/6/20(a)	40,000	39,800
CommScope, Inc.
4.38%, 6/15/20(b)	30,000	30,975
Community Health Systems, Inc.
8.00%, 11/15/19(a)	150,000	148,875
Constellation Brands, Inc.
3.88%, 11/15/19	125,000	131,406
D.R. Horton, Inc.
3.75%, 3/1/19	138,000	142,140
DCP Midstream Operating L.P.
2.50%, 12/1/17	64,000	62,720
DISH DBS Corp.
4.25%, 4/1/18	176,000	180,840
Dole Food Co., Inc.
7.25%, 5/1/19(b)	52,000	51,610
Ensco PLC
4.70%, 3/15/21	75,000	58,969
EP Energy LLC
9.38%, 5/1/20(a)	55,000	35,613
EV Energy Partners L.P.
8.00%, 4/15/19(a)	50,000	26,750
Freeport-McMoRan, Inc.
2.38%, 3/15/18	70,000	68,250
3.10%, 3/15/20(a)	60,000	55,013
Frontier Communications Corp.
8.88%, 9/15/20(b)	100,000	106,625
Gastar Exploration, Inc.
8.63%, 5/15/18	60,000	45,900
GenOn Energy, Inc.
7.88%, 6/15/17	129,000	109,327
Halcon Resources Corp.
8.63%, 2/1/20(a)(b)	51,000	48,386
HCA Holdings, Inc.
6.25%, 2/15/21	50,000	53,750
HCA, Inc.
3.75%, 3/15/19	65,000	67,113
6.50%, 2/15/20	90,000	99,225
Headwaters, Inc.
7.25%, 1/15/19	103,000	107,120
Hertz Corp. (The)
6.75%, 4/15/19	86,000	87,322
Hexion, Inc.
8.88%, 2/1/18	119,000	101,745
6.63%, 4/15/20	92,000	78,660
Hughes Satellite Systems Corp.
6.50%, 6/15/19	64,000	68,880
Icahn Enterprises L.P.
4.88%, 3/15/19	100,000	97,125
iHeartCommunications, Inc.
6.88%, 6/15/18	123,000	88,560
International Lease Finance Corp.
8.75%, 3/15/17	300,000	314,853
Iron Mountain, Inc.
6.00%, 10/1/20(b)	75,000	79,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

May 31, 2016

Investments	Principal Amount	Value
iStar, Inc.
7.13%, 2/15/18	$50,000	$51,313
4.88%, 7/1/18	149,000	144,716
j2 Cloud Services, Inc.
8.00%, 8/1/20	10,000	10,475
JC Penney Corp., Inc.
8.13%, 10/1/19(a)	140,000	143,850
KB Home
4.75%, 5/15/19	53,000	53,133
Kinetic Concepts, Inc.
10.50%, 11/1/18	206,000	206,515
12.50%, 11/1/19	75,000	69,000
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	100,000	79,500
L Brands, Inc.
7.00%, 5/1/20	125,000	141,875
Lennar Corp.
4.75%, 12/15/17	236,000	243,670
LSB Industries, Inc.
7.75%, 8/1/19(a)	83,000	85,075
Martin Midstream Partners L.P.
7.25%, 2/15/21	40,000	37,300
Masco Corp.
7.13%, 3/15/20	125,000	144,062
MGM Resorts International
7.63%, 1/15/17	202,000	208,817
Navient Corp.
8.45%, 6/15/18, Series A	275,000	297,344
NCL Corp. Ltd.
5.25%, 11/15/19(b)	64,000	65,600
Niska Gas Storage Canada ULC
6.50%, 4/1/19	75,000	70,875
Northern Oil and Gas, Inc.
8.00%, 6/1/20(a)	25,000	19,875
Novelis, Inc.
8.38%, 12/15/17	83,000	84,971
NRG Energy, Inc.
7.63%, 1/15/18	79,000	85,517
Nuance Communications, Inc.
5.38%, 8/15/20(b)	30,000	30,638
Oasis Petroleum, Inc.
7.25%, 2/1/19(a)	60,000	57,750
Overseas Shipholding Group, Inc.
8.13%, 3/30/18	42,000	42,210
Pactiv LLC
8.13%, 6/15/17	153,000	158,355
PulteGroup, Inc.
7.63%, 10/15/17	50,000	53,500
Radian Group, Inc.
5.50%, 6/1/19	222,000	230,880
Rite Aid Corp.
9.25%, 3/15/20	120,000	126,750
Safway Group Holding LLC
7.00%, 5/15/18(b)	153,000	155,295
Silgan Holdings, Inc.
5.00%, 4/1/20	100,000	103,312
Southwestern Energy Co.
4.05%, 1/23/20	125,000	112,500
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(b)	86,000	57,835
Springleaf Finance Corp.
5.25%, 12/15/19	150,000	143,812
Sprint Communications, Inc.
9.00%, 11/15/18(b)	300,000	320,250
Starz LLC
5.00%, 9/15/19	149,000	151,980
Steel Dynamics, Inc.
6.13%, 8/15/19	65,000	67,600
SunCoke Energy Partners L.P.
7.38%, 2/1/20(b)	75,000	60,563
Synovus Financial Corp.
5.13%, 6/15/17	49,000	50,225
T-Mobile USA, Inc.
6.46%, 4/28/19	193,000	196,981
Targa Resources Partners L.P.
5.00%, 1/15/18	134,000	137,350
Tenet Healthcare Corp.
5.00%, 3/1/19	205,000	199,631
Terex Corp.
6.50%, 4/1/20	125,000	125,000
Tesoro Corp.
4.25%, 10/1/17	97,000	99,667
Tesoro Logistics L.P.
5.50%, 10/15/19	103,000	107,635
Toys R Us, Inc.
10.38%, 8/15/17(a)	30,000	27,225
Transocean, Inc.
6.50%, 11/15/20	100,000	77,750
U.S. Foods, Inc.
8.50%, 6/30/19	140,000	144,025
United Continental Holdings, Inc.
6.38%, 6/1/18	160,000	168,208
United States Steel Corp.
7.38%, 4/1/20(a)	56,000	48,440
Universal Hospital Services, Inc.
7.63%, 8/15/20	25,000	23,469
USG Corp.
9.75%, 1/15/18	185,000	207,712
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)(b)	150,000	147,375
Vanguard Natural Resources LLC
7.00%, 2/15/23(b)	76,000	21,280
Weatherford International Ltd.
5.13%, 9/15/20	50,000	40,750
Whiting Petroleum Corp.
5.00%, 3/15/19	166,000	150,230
Windstream Services LLC
7.75%, 10/15/20(a)	100,000	94,000

TOTAL CORPORATE BONDS (Cost: $11,703,837)		11,425,674

FOREIGN CORPORATE BONDS - 7.6%

Canada - 2.8%
Bombardier, Inc.
7.75%, 3/15/20(b)	100,000	100,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

May 31, 2016

Investments	Principal Amount	Value
First Quantum Minerals Ltd.
6.75%, 2/15/20(b)	$100,000	$80,500
HudBay Minerals, Inc.
9.50%, 10/1/20	65,000	54,275
Seven Generations Energy Ltd.
8.25%, 5/15/20(b)	31,000	32,550
Telesat Canada
6.00%, 5/15/17(b)	102,000	102,255
Tervita Corp.
8.00%, 11/15/18(b)	19,000	16,791

Total Canada		386,371

Germany - 2.7%
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 7/31/19(b)	100,000	108,000
Schaeffler Holding Finance B.V.
6.88%, 8/15/18, PIK(b)	250,000	256,875

Total Germany		364,875

Luxembourg - 1.0%
Intelsat Jackson Holdings S.A.
7.25%, 4/1/19	191,000	143,250

New Zealand - 0.8%
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	100,000	103,375

United Kingdom - 0.3%
Noble Holding International Ltd.
4.90%, 8/1/20	25,000	20,063
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	20,000	20,641

Total United Kingdom		40,704

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,084,686)		1,038,575

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.9%

United States - 7.9%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $1,066,285)(d)	1,066,285	1,066,285

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $13,854,808)		13,530,534
Cash and Other Assets in Excess of Liabilities - 0.4%		51,000

NET ASSETS - 100.0%		$13,581,534

(a)	Security, or portion thereof, was on loan at May 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of May 31, 2016.
(d)	At May 31, 2016, the total market value of the Fund’s securities on loan was $988,158 and the total market value of the collateral held by the Fund was $1,066,285.

PIK	-	Payment In Kind

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Futures Contracts Short	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	35	$(7,626,719)	Sep-16	$(5,469)
5 Year U.S. Treasury Note	19	(2,282,226)	Sep-16	(4,453)

				$(9,922)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2016

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 91.5%

Argentina - 0.7%
YPF S.A.
8.75%, 4/4/24(a)(b)	$380,000	$397,784

Brazil - 16.6%
Braskem America Finance Co.
7.13%, 7/22/41, Reg S	200,000	181,000
Braskem Finance Ltd.
5.75%, 4/15/21, Reg S	968,000	949,850
ESAL GmbH
6.25%, 2/5/23, Reg S	350,000	341,250
GTL Trade Finance, Inc.
7.25%, 10/20/17(a)	630,000	649,530
Itau Unibanco Holding S.A.
2.85%, 5/26/18(a)	720,000	717,120
Minerva Luxembourg S.A.
7.75%, 1/31/23, Reg S	310,000	313,100
Odebrecht Finance Ltd.
4.38%, 4/25/25(a)	230,000	78,344
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/1/22, Reg S	721,776	105,560
Oi Brasil Holdings Cooperatief UA
5.75%, 2/10/22, Reg S(b)	951,000	196,857
Petrobras Global Finance B.V.
5.38%, 1/27/21	2,717,000	2,418,809
4.38%, 5/20/23	640,000	488,499
5.63%, 5/20/43	620,000	411,770
6.85%, 6/5/2115	160,000	108,480
Suzano Trading Ltd.
5.88%, 1/23/21, Reg S	400,000	416,000
Vale Overseas Ltd.
4.38%, 1/11/22(b)	1,259,000	1,139,936
6.88%, 11/21/36	500,000	418,800
Votorantim Cimentos S.A.
7.25%, 4/5/41, Reg S	200,000	181,500

Total Brazil		9,116,405

Chile - 2.1%
Cencosud S.A.
4.88%, 1/20/23, Reg S	940,000	954,100
Itau CorpBanca
3.88%, 9/22/19, Reg S	200,000	207,900

Total Chile		1,162,000

China - 9.9%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	450,000	450,285
Baidu, Inc.
2.75%, 6/9/19	400,000	404,198
Bank of China Ltd.
5.00%, 11/13/24, Reg S	700,000	726,268
China Overseas Finance Cayman VI Ltd.
4.25%, 5/8/19, Reg S	350,000	368,727
CITIC Ltd.
6.38%, 4/10/20, Reg S	250,000	283,402
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	700,000	680,773
Country Garden Holdings Co., Ltd.
7.25%, 4/4/21, Reg S	380,000	397,100
CRCC Yuxiang Ltd.
3.50%, 5/16/23, Reg S	790,000	799,918
Industrial & Commercial Bank of China Ltd.
3.23%, 11/13/19	830,000	857,658
Talent Yield Investments Ltd.
4.50%, 4/25/22, Reg S	440,000	471,739

Total China		5,440,068

Colombia - 3.5%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(a)	720,000	702,720
Ecopetrol S.A.
7.63%, 7/23/19(b)	205,000	228,831
5.88%, 5/28/45	1,010,000	814,565
Pacific Exploration and Production Corp.
5.38%, 1/26/19(a)(c)	630,000	97,650
5.13%, 3/28/23, Reg S(c)	490,000	75,950

Total Colombia		1,919,716

Guatemala - 0.6%
Comcel Trust via Comunicaciones Celulares S.A.
6.88%, 2/6/24(a)	330,000	308,999

Hong Kong - 13.3%
AIA Group Ltd.
3.20%, 3/11/25(a)	470,000	471,171
Bank of East Asia Ltd. (The)
4.25%, 11/20/24, Reg S(d)	870,000	875,693
Goodman HK Finance
4.38%, 6/19/24, Reg S	800,000	833,312
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22, Reg S	365,000	405,431
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/8/22, Reg S	1,800,000	1,870,623
PCCW-HKT Capital No. 5 Ltd.
3.75%, 3/8/23, Reg S	1,750,000	1,836,749
Prosperous Ray Ltd.
3.00%, 11/12/18, Reg S	760,000	771,292
Shimao Property Holdings Ltd.
6.63%, 1/14/20, Reg S	240,000	251,700

Total Hong Kong		7,315,971

India - 4.8%
Bharti Airtel International Netherlands B.V.
5.35%, 5/20/24(a)	1,300,000	1,409,311
ICICI Bank Ltd.
6.38%, 4/30/22, Reg S(d)	925,000	947,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2016

Investments	Principal Amount	Value
ONGC Videsh Ltd.
4.63%, 7/15/24, Reg S	$270,000	$283,982

Total India		2,640,789

Indonesia - 2.4%
Pertamina Persero PT
5.63%, 5/20/43, Reg S	460,000	423,920
Perusahaan Gas Negara Persero Tbk PT
5.13%, 5/16/24, Reg S	860,000	900,420

Total Indonesia		1,324,340

Jamaica - 1.7%
Digicel Group Ltd.
8.25%, 9/30/20, Reg S	720,000	625,500
Digicel Ltd.
6.75%, 3/1/23(a)	340,000	299,200

Total Jamaica		924,700

Kazakhstan - 3.0%
KazMunayGas National Co. JSC
6.38%, 4/9/21, Reg S	1,567,000	1,662,368

Luxembourg - 0.6%
Millicom International Cellular S.A.
6.00%, 3/15/25, Reg S	330,000	308,962

Macau - 1.3%
MCE Finance Ltd.
5.00%, 2/15/21, Reg S	700,000	689,585

Mexico - 7.3%
BBVA Bancomer S.A.
6.75%, 9/30/22, Reg S(b)	700,000	777,000
Cemex S.A.B. de C.V.
6.50%, 12/10/19(a)	200,000	212,020
7.25%, 1/15/21, Reg S	310,000	323,725
Grupo Bimbo S.A.B. de C.V.
4.50%, 1/25/22, Reg S	1,108,000	1,178,004
Mexichem S.A.B. de C.V.
4.88%, 9/19/22, Reg S(b)	1,450,000	1,524,240

Total Mexico		4,014,989

Morocco - 2.9%
OCP S.A.
5.63%, 4/25/24, Reg S	1,500,000	1,575,000

Peru - 3.0%
BBVA Banco Continental S.A.
5.25%, 9/22/29(a)(d)	90,000	92,475
Southern Copper Corp.
5.25%, 11/8/42	1,660,000	1,370,928
Volcan Cia Minera S.A.A.
5.38%, 2/2/22, Reg S(b)	246,000	211,560

Total Peru		1,674,963

Philippines - 0.8%
First Gen Corp.
6.50%, 10/9/23, Reg S	400,000	429,665

Qatar - 2.3%
Ooredoo International Finance Ltd.
4.75%, 2/16/21, Reg S	1,156,000	1,257,150

Russia - 10.6%
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.
5.13%, 12/12/17, Reg S	350,000	357,875
Evraz Group S.A.
6.75%, 4/27/18, Reg S	206,000	210,676
Gazprom OAO via Gaz Capital S.A.
3.85%, 2/6/20, Reg S	600,000	599,250
Lukoil International Finance B.V.
6.13%, 11/9/20, Reg S	373,000	403,773
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
6.63%, 10/14/22, Reg S	280,000	305,200
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.20%, 3/6/22, Reg S	700,000	677,250
Russian Agricultural Bank OJSC via RSHB Capital S.A.
6.00%, 6/3/21, Reg S(d)	800,000	800,500
Sberbank of Russia via SB Capital S.A.
5.50%, 2/26/24, Reg S(d)	700,000	677,250
Severstal OAO via Steel Capital S.A.
6.70%, 10/25/17, Reg S	235,000	247,925
5.90%, 10/17/22, Reg S	677,000	719,312
VimpelCom Holdings B.V.
7.50%, 3/1/22, Reg S	200,000	214,250
5.95%, 2/13/23, Reg S	600,000	598,200

Total Russia		5,811,461

Singapore - 1.2%
BOC Aviation Ltd.
3.00%, 3/30/20(a)	350,000	353,256
Puma International Financing S.A.
6.75%, 2/1/21, Reg S	300,000	300,194

Total Singapore		653,450

South Korea - 1.7%
KEB Hana Bank
4.25%, 10/14/24, Reg S	450,000	468,432
Korea Hydro & Nuclear Power Co., Ltd.
3.00%, 9/19/22, Reg S	460,000	478,445

Total South Korea		946,877

United Arab Emirates - 0.8%
DP World Ltd.
6.85%, 7/2/37, Reg S	400,000	424,000

Venezuela - 0.4%
Petroleos de Venezuela S.A.
6.00%, 5/16/24, Reg S	710,000	232,951

TOTAL FOREIGN CORPORATE BONDS (Cost: $52,989,444)		50,232,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2016

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 3.9%

United Arab Emirates - 3.9%
MDC-GMTN B.V. 5.50%, 4/20/21, Reg S (Cost: $2,063,524)	$1,856,000	$2,118,160

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%

Argentina - 2.2%
Argentine Republic Government International Bond
8.28%, 12/31/33, Series NY	252,367	275,711
7.63%, 4/22/46(a)	900,000	922,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,151,605)		1,198,211

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

United States - 6.4%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(e) (Cost: $3,532,960)(f)	3,532,960	3,532,960

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $59,737,533)		57,081,524
Liabilities in Excess of Cash and Other Assets - (4.0)%		(2,170,087)

NET ASSETS - 100.0%		$54,911,437

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2016 (See Note 2).
(c)	Security in default on interest payments.
(d)	Rate shown reflects the accrual rate as of May 31, 2016 on securities with variable or step rates.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2016.
(f)	At May 31, 2016, the total market value of the Fund’s securities on loan was $3,428,342 and the total market value of the collateral held by the Fund was $3,532,960.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2016

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 2.3%

South Africa - 0.7%
Landwirtschaftliche Rentenbank
8.25%, 5/23/22, Reg S	45,000,000	ZAR	$2,791,242

Turkey - 1.6%
KFW
9.25%, 5/22/20, Reg S	7,000,000	TRY	2,326,898
9.75%, 2/17/21	1,000,000	TRY	339,132
Landwirtschaftliche Rentenbank
5.63%, 2/27/18, Reg S	10,000,000	TRY	3,158,742

Total Turkey			5,824,772

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $9,367,053)			8,616,014

FOREIGN GOVERNMENT OBLIGATIONS - 89.0%

Brazil - 10.1%
Brazil Letras do Tesouro Nacional
10.96%, 1/1/17(a)	13,095,000	BRL	3,369,341
13.00%, 1/1/18(a)	19,500,000	BRL	4,465,663
13.64%, 1/1/19(a)	40,357,000	BRL	8,210,330
Brazil Notas do Tesouro Nacional
10.00%, 1/1/17, Series F	14,952,000	BRL	4,068,983
10.00%, 1/1/21, Series F	31,245,000	BRL	7,895,216
10.00%, 1/1/23, Series F	36,084,000	BRL	8,813,134
Brazilian Government International Bond
12.50%, 1/5/22	929,000	BRL	274,290

Total Brazil			37,096,957

China - 3.3%
China Government Bond
2.56%, 6/29/17, Reg S	9,000,000	CNY	1,358,242
3.09%, 11/22/18	1,500,000	CNH	227,163
3.09%, 6/29/20, Reg S	14,500,000	CNY	2,172,248
2.48%, 12/1/20	11,500,000	CNY	1,674,565
2.36%, 8/18/21, Reg S	17,500,000	CNY	2,510,880
3.10%, 6/29/22	7,000,000	CNY	1,037,053
3.16%, 6/27/23	22,500,000	CNY	3,334,093

Total China			12,314,244

Colombia - 6.6%
Colombia Government International Bond
7.75%, 4/14/21	9,555,000,000	COP	3,101,161
Colombian TES
5.00%, 11/21/18, Series B	12,539,400,000	COP	3,875,357
7.00%, 5/4/22, Series B	14,428,200,000	COP	4,525,422
10.00%, 7/24/24, Series B	22,460,100,000	COP	8,172,626
6.00%, 4/28/28, Series B	16,635,800,000	COP	4,529,548

Total Colombia			24,204,114

Hungary - 3.3%
Hungary Government Bond
2.50%, 6/22/18, Series 18/C	200,000,000	HUF	722,874
6.50%, 6/24/19, Series 19/A	1,000,000,000	HUF	4,045,422
7.50%, 11/12/20, Series 20/A	690,150,000	HUF	2,997,017
7.00%, 6/24/22, Series 22/A	550,380,000	HUF	2,420,662
6.00%, 11/24/23, Series 23/A	54,000,000	HUF	228,884
5.50%, 6/24/25, Series 25/B	450,000,000	HUF	1,874,755

Total Hungary			12,289,614

India - 2.7%
India Government Bond
7.83%, 4/11/18	2,500,000	INR	37,624
8.27%, 6/9/20	103,000,000	INR	1,579,787
8.40%, 7/28/24	204,000,000	INR	3,161,947
9.20%, 9/30/30	304,000,000	INR	5,023,150

Total India			9,802,508

Indonesia - 4.7%
Indonesia Treasury Bond
11.00%, 11/15/20, Series FR31	6,370,000,000	IDR	529,388
8.25%, 7/15/21, Series FR53	19,192,000,000	IDR	1,450,974
8.38%, 3/15/24, Series FR70	3,138,000,000	IDR	238,560
8.38%, 9/15/26, Series FR56	98,538,000,000	IDR	7,472,059
8.25%, 6/15/32, Series FR58	73,498,000,000	IDR	5,505,232
8.75%, 2/15/44, Series FR67	27,019,000,000	IDR	2,080,961

Total Indonesia			17,277,174

Malaysia - 3.3%
Malaysia Government Bond
3.81%, 2/15/17, Series 0207	2,349,000	MYR	572,392
4.01%, 9/15/17, Series 0210	1,277,000	MYR	313,478
3.31%, 10/31/17, Series 0512	4,313,000	MYR	1,050,112
4.38%, 11/29/19, Series 0902	11,899,000	MYR	2,975,540
4.16%, 7/15/21, Series 0111	7,242,000	MYR	1,795,641
3.42%, 8/15/22, Series 0112	11,468,000	MYR	2,705,315
4.18%, 7/15/24, Series 0114	958,000	MYR	235,002
4.39%, 4/15/26, Series 0311	8,308,000	MYR	2,082,533
4.50%, 4/15/30, Series 0310	2,333,000	MYR	577,184

Total Malaysia			12,307,197

Mexico - 10.1%
Mexican Bonos
7.75%, 12/14/17, Series M	57,674,000	MXN	3,293,599
4.75%, 6/14/18, Series M	48,000,000	MXN	2,604,884
8.50%, 12/13/18, Series M 10	81,461,000	MXN	4,795,647
5.00%, 12/11/19, Series M	66,400,000	MXN	3,578,319
6.50%, 6/10/21, Series M	12,000,000	MXN	678,163
6.50%, 6/9/22, Series M	82,219,000	MXN	4,639,030
10.00%, 12/5/24, Series M 20	82,682,000	MXN	5,698,313
7.50%, 6/3/27, Series M 20	30,978,000	MXN	1,846,872
8.50%, 5/31/29, Series M 20	33,000,000	MXN	2,111,703
7.75%, 5/29/31, Series M	71,783,000	MXN	4,318,736
7.75%, 11/23/34, Series M	5,719,000	MXN	343,683
10.00%, 11/20/36, Series M 30	19,178,000	MXN	1,411,524
8.50%, 11/18/38, Series M 30	7,865,000	MXN	508,929
7.75%, 11/13/42, Series M	23,142,000	MXN	1,397,175

Total Mexico			37,226,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2016

Investments	Principal Amount†		Value
Peru - 3.3%
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	10,502,000	PEN	$3,391,531
5.70%, 8/12/24, Reg S	3,494,000	PEN	1,020,061
8.20%, 8/12/26, Reg S	4,711,000	PEN	1,594,505
6.95%, 8/12/31, Reg S	15,640,000	PEN	4,753,703
6.90%, 8/12/37, Reg S	5,125,000	PEN	1,538,797

Total Peru			12,298,597

Philippines - 3.4%
Philippine Government International Bond
4.95%, 1/15/21	215,000,000	PHP	4,796,939
3.90%, 11/26/22	92,000,000	PHP	1,943,784
6.25%, 1/14/36	237,000,000	PHP	5,689,520

Total Philippines			12,430,243

Poland - 10.2%
Poland Government Bond
3.75%, 4/25/18, Series 0418	13,652,000	PLN	3,603,243
2.50%, 7/25/18, Series 0718	25,640,000	PLN	6,625,582
5.50%, 10/25/19, Series 1019	20,366,000	PLN	5,774,677
5.25%, 10/25/20, Series 1020	16,756,000	PLN	4,802,723
5.75%, 10/25/21, Series 1021	16,160,000	PLN	4,794,552
5.75%, 9/23/22, Series 0922	12,059,000	PLN	3,620,008
4.00%, 10/25/23, Series 1023	12,486,000	PLN	3,417,849
3.25%, 7/25/25, Series 0725	18,818,000	PLN	4,885,151

Total Poland			37,523,785

Romania - 3.4%
Romania Government Bond
5.90%, 7/26/17, Series 5Y	12,770,000	RON	3,341,066
5.60%, 11/28/18, Series 5Y	11,190,000	RON	3,049,424
5.75%, 4/29/20, Series 7Y	5,020,000	RON	1,398,893
5.95%, 6/11/21, Series 10Y	4,960,000	RON	1,408,928
5.85%, 4/26/23, Series 10Y	6,150,000	RON	1,762,960
4.75%, 2/24/25, Series 10Y	5,305,000	RON	1,420,336

Total Romania			12,381,607

Russia - 6.9%
Russian Federal Bond - OFZ
7.50%, 3/15/18, Series 6204	373,655,000	RUB	5,507,952
7.50%, 2/27/19, Series 6208	244,301,000	RUB	3,554,190
6.70%, 5/15/19, Series 6216	94,000,000	RUB	1,340,159
7.60%, 4/14/21, Series 6205	263,200,000	RUB	3,775,350
7.60%, 7/20/22, Series 6209	13,125,000	RUB	186,816
7.00%, 1/25/23, Series 6211	150,000,000	RUB	2,073,968
7.00%, 8/16/23, Series 6215	250,000,000	RUB	3,442,992
8.15%, 2/3/27, Series 6207	187,173,000	RUB	2,737,458
7.05%, 1/19/28, Series 6212	199,915,000	RUB	2,678,375

Total Russia			25,297,260

South Africa - 4.7%
South Africa Government Bond
6.75%, 3/31/21, Series R208	13,270,000	ZAR	774,090
7.75%, 2/28/23, Series 2023	13,100,000	ZAR	775,476
10.50%, 12/21/26, Series R186	52,094,000	ZAR	3,559,072
8.00%, 1/31/30, Series 2030	60,988,000	ZAR	3,375,477
7.00%, 2/28/31, Series R213	61,256,000	ZAR	3,060,970
6.25%, 3/31/36, Series R209	26,630,600	ZAR	1,170,478
8.50%, 1/31/37, Series 2037	18,000,000	ZAR	1,002,764
6.50%, 2/28/41, Series R214	59,983,000	ZAR	2,617,697
8.75%, 1/31/44, Series 2044	18,000,000	ZAR	1,012,073

Total South Africa			17,348,097

South Korea - 3.4%
Korea Treasury Bond
5.00%, 6/10/20, Series 2006	2,266,560,000	KRW	2,155,933
3.38%, 9/10/23, Series 2309	4,515,480,000	KRW	4,222,034
3.50%, 3/10/24, Series 2403	3,333,280,000	KRW	3,154,992
4.00%, 12/10/31, Series 3112	2,866,040,000	KRW	3,085,892

Total South Korea			12,618,851

Thailand - 4.7%
Thailand Government Bond
4.13%, 11/18/16	511,000	THB	14,463
3.88%, 6/13/19	71,437,000	THB	2,123,952
2.55%, 6/26/20	100,000,000	THB	2,871,146
3.65%, 12/17/21	120,380,000	THB	3,651,815
3.63%, 6/16/23	61,669,000	THB	1,886,664
3.85%, 12/12/25	97,480,000	THB	3,100,151
3.58%, 12/17/27	63,557,000	THB	1,983,377
4.88%, 6/22/29	50,000,000	THB	1,764,528

Total Thailand			17,396,096

Turkey - 4.9%
Turkey Government Bond
8.50%, 7/10/19	8,000,000	TRY	2,645,978
10.50%, 1/15/20	9,112,000	TRY	3,193,591
9.40%, 7/8/20	4,000,000	TRY	1,351,109
9.50%, 1/12/22	6,968,000	TRY	2,347,730
8.50%, 9/14/22	1,618,000	TRY	516,648
7.10%, 3/8/23	12,021,000	TRY	3,547,267
8.00%, 3/12/25	14,000,000	TRY	4,261,684

Total Turkey			17,864,007

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $402,855,258)			327,676,928

SUPRANATIONAL BONDS - 4.0%
European Investment Bank
7.50%, 1/30/19	29,180,000	ZAR	1,804,860
4.95%, 3/1/19	25,000,000,000	IDR	1,696,376
7.20%, 7/9/19, Reg S	74,290,000,000	IDR	5,304,959
9.00%, 3/31/21	25,000,000	ZAR	1,584,378
8.38%, 7/29/22, Reg S	22,000,000	ZAR	1,340,204
Inter-American Development Bank
6.00%, 9/5/17	85,950,000	INR	1,264,076
International Finance Corp.
9.00%, 1/30/17	3,004,000	TRY	1,010,602
7.80%, 6/3/19, Series GDIF	56,640,000	INR	869,529

TOTAL SUPRANATIONAL BONDS (Cost: $17,389,381)			14,874,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2016

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 95.3% (Cost: $429,611,692)	351,167,926
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 4.7%	17,240,283

NET ASSETS - 100.0%	$368,408,209

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2016.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/1/2016	BRL	2,040,597	USD	563,701	$(2,817)
6/1/2016	BRL	1,900,665	USD	525,046	(2,624)
6/1/2016	BRL	1,840,286	USD	508,858	(2,048)
6/1/2016	BRL	7,318,168	USD	2,023,830	(7,866)
6/1/2016	MYR	260,469	USD	63,008	(75)
6/1/2016	USD	742,732	HUF	208,729,200	(1,740)
6/1/2016	USD	926,390	PLN	3,654,980	294
6/1/2016	USD	420,734	RON	1,695,572	(2,915)
6/1/2016	ZAR	9,518,952	USD	609,037	3,813
6/2/2016	IDR	5,037,394,000	USD	369,989	1,219
6/2/2016	IDR	3,188,458,647	USD	234,101	686
6/15/2016	INR	15,805,000	USD	235,474	964
6/15/2016	INR	15,645,000	USD	233,507	1,371
6/15/2016	INR	31,560,000	USD	469,259	980
6/15/2016	TRY	1,425,000	USD	480,039	(923)
6/15/2016	TRY	3,695,000	USD	1,251,898	4,771
6/15/2016	USD	236,523	INR	16,080,000	2,068
6/15/2016	USD	475,447	INR	32,435,000	5,815
6/15/2016	USD	245,030	INR	16,515,000	15
6/15/2016	USD	241,580	INR	16,210,000	(1,060)
6/15/2016	USD	3,945,885	THB	140,000,000	(30,509)
6/15/2016	USD	485,382	THB	17,100,000	(7,147)
6/15/2016	USD	3,091,625	THB	110,000,000	(15,257)
6/15/2016	USD	1,714,302	TRY	5,120,000	13,786

					$(39,199)

CURRENCY LEGEND

BRL	Brazilian real
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish New lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 97.9%

U.S. Treasury Bills - 97.9%
U.S. Treasury Bills
0.31%, 6/9/16*	$700,000	$699,978
0.20%, 6/23/16*	1,000,000	999,886
0.20%, 7/7/16*	1,000,000	999,773
0.16%, 7/21/16*(a)	800,000	799,726
0.28%, 8/4/16*	900,000	899,583

TOTAL INVESTMENTS IN SECURITIES - 97.9% (Cost: $4,399,016)		4,398,946
Cash and Other Assets in Excess of Liabilities - 2.1%		95,779

NET ASSETS - 100.0%		$4,494,725

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/7/2016	JPY	33,070,000	USD	309,301	$11,089
6/7/2016	JPY	52,570,600	USD	491,631	17,569
6/7/2016	JPY	21,492,000	USD	201,013	7,206
6/7/2016	JPY	45,715,000	USD	427,581	15,341
6/7/2016	USD	22,860	JPY	2,444,000	(821)
6/7/2016	USD	276,175	JPY	30,626,000	(2)
6/7/2016	USD	193,807	JPY	21,492,000	—
6/7/2016	USD	412,239	JPY	45,715,000	1
6/7/2016	USD	474,015	JPY	52,570,600	47
7/5/2016	JPY	45,715,000	USD	412,683	(3)
7/5/2016	JPY	52,570,600	USD	474,571	(3)
7/5/2016	JPY	30,626,000	USD	276,469	(3)
7/5/2016	JPY	21,492,000	USD	194,017	—
7/5/2016	USD	5,714	JPY	633,000	—

					$50,421

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

FUTURES CONTRACTS

Futures Contracts Short	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year Japanese Government Bond	3	$(4,112,439)	Jun-16	$(6,132)
10 Year Mini Japanese Government Bond	2	(273,964)	Jun-16	(198)

				$(6,330)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

May 31, 2016

Investments	Principal Amount†	Value
CORPORATE BONDS - 57.6%

United States - 57.6%
AbbVie, Inc.
1.75%, 11/6/17	$20,000	$20,050
Actavis Funding SCS
4.55%, 3/15/35	20,000	19,831
Alcoa, Inc.
5.13%, 10/1/24(a)	70,000	67,878
Amgen, Inc.
3.63%, 5/22/24	150,000	157,615
Anadarko Petroleum Corp.
6.38%, 9/15/17	8,000	8,421
6.95%, 6/15/19	70,000	76,440
AT&T, Inc.
5.50%, 2/1/18	90,000	95,822
Bank of America Corp.
3.30%, 1/11/23	250,000	254,891
California Resources Corp.
6.00%, 11/15/24	40,000	21,750
Calpine Corp.
7.88%, 1/15/23(b)	40,000	42,750
Caterpillar, Inc.
3.90%, 5/27/21	180,000	196,741
CCO Holdings LLC
6.63%, 1/31/22	30,000	31,905
Celgene Corp.
5.00%, 8/15/45	20,000	21,341
CIT Group, Inc.
5.00%, 8/1/23	70,000	71,575
Citigroup, Inc.
4.50%, 1/14/22	170,000	185,533
Comcast Corp.
3.13%, 7/15/22	110,000	115,640
Devon Energy Corp.
5.85%, 12/15/25(a)	50,000	52,210
5.00%, 6/15/45	40,000	33,990
Diamond 1 Finance Corp.
3.48%, 6/1/19(b)	70,000	70,959
Dollar Tree, Inc.
5.75%, 3/1/23(b)	80,000	84,900
Ensco PLC
5.20%, 3/15/25	90,000	59,918
Freeport-McMoRan, Inc.
2.15%, 3/1/17	60,000	59,700
General Electric Co.
6.88%, 1/10/39, Series A	140,000	205,312
General Motors Co.
6.25%, 10/2/43	100,000	110,370
Genworth Holdings, Inc.
4.80%, 2/15/24	20,000	14,500
Gilead Sciences, Inc.
4.50%, 2/1/45	40,000	41,117
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	190,000	218,146
Halliburton Co.
5.00%, 11/15/45	40,000	41,072
Harris Corp.
3.83%, 4/27/25	70,000	72,765
International Lease Finance Corp.
5.88%, 8/15/22	70,000	76,650
Kraft Heinz Foods Co.
5.00%, 6/4/42	20,000	21,880
Lockheed Martin Corp.
3.10%, 1/15/23	10,000	10,401
4.50%, 5/15/36	60,000	66,260
McDonald’s Corp.
2.75%, 12/9/20	70,000	71,976
Mondelez International, Inc.
4.00%, 2/1/24	40,000	43,507
Occidental Petroleum Corp.
3.40%, 4/15/26	40,000	40,805
Pacific Gas & Electric Co.
6.05%, 3/1/34	120,000	157,791
Packaging Corp. of America
4.50%, 11/1/23	40,000	42,771
PepsiCo, Inc.
5.00%, 6/1/18	60,000	64,522
Quicken Loans, Inc.
5.75%, 5/1/25(b)	40,000	38,100
Reynolds American, Inc.
6.88%, 5/1/20	100,000	117,331
5.85%, 8/15/45	30,000	36,819
Sprint Corp.
7.25%, 9/15/21	30,000	24,450
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(b)	30,000	30,225
Time Warner Cable, Inc.
5.00%, 2/1/20	100,000	107,618
United Rentals North America, Inc.
7.63%, 4/15/22	50,000	53,438
United Technologies Corp.
3.10%, 6/1/22	180,000	188,962
Verizon Communications, Inc.
1.10%, 11/1/17	80,000	79,806
4.15%, 3/15/24	100,000	108,364
5.01%, 8/21/54	21,000	21,764
West Corp.
5.38%, 7/15/22(b)	82,000	74,518
WestRock RKT Co.
4.45%, 3/1/19	250,000	263,381
XPO Logistics, Inc.
6.50%, 6/15/22(b)	66,000	63,690

TOTAL CORPORATE BONDS (Cost: $4,159,164)		4,258,171

FOREIGN CORPORATE BONDS - 34.2%

Belgium - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	140,000	156,931

Brazil - 1.3%
Vale Overseas Ltd.
4.38%, 1/11/22(a)	110,000	99,152

Colombia - 0.9%
Ecopetrol S.A.
7.63%, 7/23/19(a)	60,000	66,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strategic Corporate Bond Fund (CRDT)

May 31, 2016

Investments	Principal Amount†		Value
France - 3.7%
Electricite de France S.A.
4.63%, 9/11/24	50,000	EUR	$70,692
Numericable-SFR S.A.
6.00%, 5/15/22(b)	$200,000		199,850

Total France			270,542

Germany - 4.4%
E.ON International Finance B.V.
5.50%, 10/2/17	50,000	EUR	59,696
Volkswagen Leasing GmbH
3.25%, 5/10/18	100,000	EUR	117,280
ZF North America Capital, Inc.
4.50%, 4/29/22(b)	$150,000		151,387

Total Germany			328,363

Italy - 3.0%
Intesa Sanpaolo SpA
5.02%, 6/26/24(b)	230,000		218,439

Luxembourg - 0.1%
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	10,000		7,025

Mexico - 1.4%
Petroleos Mexicanos
5.50%, 1/21/21	100,000		104,000

Netherlands - 3.7%
Cooperatieve Rabobank UA
5.25%, 8/4/45	250,000		276,715

Switzerland - 1.2%
Glencore Funding LLC
3.13%, 4/29/19(b)	90,000		87,525

United Kingdom - 12.4%
Barclays Bank PLC
7.63%, 11/21/22	200,000		218,625
BP Capital Markets PLC
2.24%, 5/10/19	150,000		152,116
HSBC Bank PLC
3.88%, 10/24/18, Reg S	160,000	EUR	194,508
Rio Tinto Finance USA PLC
4.13%, 8/21/42	$30,000		27,723
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	210,000		223,622
Tesco PLC
6.13%, 2/24/22, Series 68	60,000	GBP	96,140

Total United Kingdom			912,734

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,598,265)			2,528,326

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%

Argentina - 2.2%
Argentine Republic Government International Bond 7.50%, 4/22/26(b) (Cost: $152,979)	$150,000		157,800

	Shares
PREFERRED STOCK - 2.4%

United States - 2.4%
GMAC Capital Trust I 6.41%, 2/15/40, Series 2(c) (Cost: $180,839)	6,934		173,662

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $267,030)(e)	267,030		267,030

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $7,358,277)			7,384,989
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.0%			3,646

NET ASSETS - 100.0%			$7,388,635

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Security, or portion thereof, was on loan at May 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of May 31, 2016 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2016.
(e)	At May 31, 2016, the total market value of the Fund’s securities on loan was $257,526 and the total market value of the collateral held by the Fund was $267,030.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strategic Corporate Bond Fund (CRDT)

May 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/12/2016	EUR	376,891	USD	432,313	$11,713
8/12/2016	EUR	26,620	USD	30,559	852
8/12/2016	GBP	70,870	USD	102,768	(433)
8/12/2016	USD	14,010	GBP	9,700	115

					$12,247

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

May 31, 2016

Investments	Principal Amount†	Value
U.S. GOVERNMENT OBLIGATIONS - 11.2%

U.S. Treasury Bonds - 7.2%
U.S. Treasury Bond
3.13%, 8/15/44	$220,000	$242,846
3.00%, 5/15/45	80,000	86,144
U.S. Treasury Inflation Indexed Bond
0.75%, 2/15/45	20,222	19,351

Total U.S. Treasury Bonds		348,341

U.S. Treasury Notes - 4.0%
U.S. Treasury Inflation Indexed Note
0.38%, 7/15/25	20,081	20,334
U.S. Treasury Note
0.75%, 2/28/18	100,000	99,820
1.38%, 8/31/20	40,000	40,137
2.00%, 11/30/22	30,000	30,719

Total U.S. Treasury Notes		191,010

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $507,393)		539,351

CORPORATE BONDS - 37.9%

United States - 37.9%
AES Corp.
5.50%, 3/15/24	120,000	121,763
Ally Financial, Inc.
8.00%, 3/15/20	120,000	137,100
Altria Group, Inc.
10.20%, 2/6/39	30,000	54,394
Bank of America Corp.
4.00%, 1/22/25	65,000	65,287
Celgene Corp.
5.00%, 8/15/45	10,000	10,670
Charter Communications Operating LLC
4.91%, 7/23/25(a)	120,000	128,587
Chesapeake Energy Corp.
6.13%, 2/15/21	30,000	19,050
5.75%, 3/15/23(b)	90,000	55,350
Chubb INA Holdings, Inc.
4.35%, 11/3/45	10,000	10,977
CIT Group, Inc.
5.00%, 8/1/23	120,000	122,700
Citigroup, Inc.
4.30%, 11/20/26	65,000	65,969
Comcast Corp.
3.38%, 2/15/25	25,000	26,280
FirstEnergy Corp.
7.38%, 11/15/31, Series C	50,000	61,127
Ford Motor Credit Co., LLC
8.13%, 1/15/20	100,000	118,898
General Electric Co.
5.88%, 1/14/38	10,000	13,146
6.88%, 1/10/39, Series A	40,000	58,661
General Motors Co.
6.25%, 10/2/43	35,000	38,630
Gilead Sciences, Inc.
3.70%, 4/1/24	30,000	31,890
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	50,000	60,989
HCA, Inc.
5.00%, 3/15/24	120,000	123,450
Level 3 Financing, Inc.
5.38%, 8/15/22	120,000	122,250
Pacific Gas & Electric Co.
6.05%, 3/1/34	50,000	65,746
Pride International, Inc.
6.88%, 8/15/20	10,000	8,900
Sprint Corp.
7.88%, 9/15/23	120,000	94,200
United Rentals North America, Inc.
5.50%, 7/15/25	120,000	118,200
Verizon Communications, Inc.
6.55%, 9/15/43	25,000	32,867
Wells Fargo & Co.
4.10%, 6/3/26	60,000	63,386

TOTAL CORPORATE BONDS (Cost: $1,837,768)		1,830,467

FOREIGN CORPORATE BONDS - 16.5%

Brazil - 2.9%
Petrobras Global Finance B.V.
5.38%, 1/27/21	100,000	88,750
6.85%, 6/5/2115	60,000	41,400
Vale Overseas Ltd.
4.38%, 1/11/22(b)	10,000	9,014

Total Brazil		139,164

Colombia - 1.8%
Ecopetrol S.A.
7.63%, 7/23/19	80,000	89,200

Indonesia - 2.4%
Majapahit Holding B.V.
7.75%, 1/20/20, Reg S	100,000	114,319

Mexico - 2.0%
Petroleos Mexicanos
6.63%, 6/15/35	100,000	98,490

Peru - 1.7%
Southern Copper Corp.
5.25%, 11/8/42	100,000	82,940

Switzerland - 0.4%
Glencore Funding LLC
2.88%, 4/16/20(a)	20,000	18,368

United Kingdom - 5.3%
BP Capital Markets PLC
3.51%, 3/17/25	65,000	67,329
Virgin Media Secured Finance PLC
5.38%, 4/15/21(a)	180,000	187,875

Total United Kingdom		255,204

TOTAL FOREIGN CORPORATE BONDS (Cost: $793,023)		797,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

May 31, 2016

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 7.5%

Brazil - 1.0%
Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	200,000	BRL	$48,848

Mexico - 2.9%
Mexican Bonos
10.00%, 12/5/24, Series M 20	1,700,000	MXN	117,161
7.75%, 11/13/42, Series M	370,000	MXN	22,339

Total Mexico			139,500

Poland - 1.8%
Poland Government International Bond
4.00%, 1/22/24	$80,000		85,655

Russia - 1.8%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30, Reg S	73,450		89,738

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $386,362)			363,741

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%

United States - 7.1%
GS Mortgage Securities Trust 5.79%, 8/10/45, Series 2007-GG10, Class AM(c) (Cost: $366,428)	360,000		343,759

BANK LOANS - 3.2%

Canada - 0.8%
1011778 B.C. Unlimited Liability Co. (Burger King/Tim Hortons)
3.75% (LIBOR + 2.75%; LIBOR base rate 1.00%), 12/10/21, Term Loan B2(c)	39,567		39,750

United States - 2.4%
Hilton Worldwide Finance LLC
3.50% (LIBOR + 2.50%; LIBOR base rate 1.00%), 10/26/20, USD Term Loan B2(c)	35,957		36,117
PetSmart, Inc.
4.25% (LIBOR + 3.25%; LIBOR base rate 1.00%), 3/11/22, Term Loan B(c)	39,600		39,676
Univision Communications, Inc.
4.00% (LIBOR + 3.00%; LIBOR base rate 1.00%), 3/1/20, Term Loan C4(c)	39,580		39,623

Total United States			115,416

TOTAL BANK LOANS (Cost: $154,902)			155,166

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $66,500)(e)	66,500		66,500

TOTAL INVESTMENTS IN SECURITIES - 84.8% (Cost: $4,112,376)			4,096,669
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 15.2%			735,586

NET ASSETS - 100.0%			$4,832,255

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2016 (See Note 2).
(c)	Rate shown reflects the accrual rate as of May 31, 2016 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2016.
(e)	At May 31, 2016, the total market value of the Fund’s securities on loan was $64,364 and the total market value of the collateral held by the Fund was $66,500.

LIBOR	-	London Interbank Offered Rate

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/14/2016	CNY	470,000	USD	72,097	$803
7/14/2016	EUR	70,000	USD	79,851	1,811
7/14/2016	USD	93,791	INR	6,323,389	(485)
7/14/2016	USD	35,870	NOK	300,000	(2)

					$2,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

May 31, 2016

CURRENCY LEGEND

BRL	Brazilian real
CNY	Chinese yuan
EUR	Euro
INR	Indian rupee
MXN	Mexican peso
NOK	Norwegian krone
USD	U.S. dollar

FUTURES CONTRACTS

Futures Contracts Short	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	6	$(778,125)	Sep-16	$(938)
U.S. Treasury Long Bond	1	(163,313)	Sep-16	(234)
U.S. Treasury Ultra Long Term Bond	4	(700,500)	Sep-16	(430)

				$(1,602)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 76.7%

U.S. Treasury Bill - 76.7%
U.S. Treasury Bill 0.31%, 8/18/16* (Cost: $5,996,042)	$6,000,000	$5,996,244

TOTAL INVESTMENTS IN SECURITIES - 76.7% (Cost: $5,996,042)		5,996,244

	Contracts
WRITTEN OPTIONS - (0.4)%
S&P 500 Index, Put Strike Price $2,050, Expires 6/17/16** (Premiums Received: $107,120)	(38)	(30,780)

Cash and Other Assets in Excess of Liabilities - 23.7%		1,854,126

NET ASSETS - 100.0%		$7,819,590

*	Interest rate shown reflects the discount rate at time of purchase.
**	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

May 31, 2016

Investments	Principal Amount†		Value
U.S. GOVERNMENT OBLIGATIONS - 33.9%

U.S. Treasury Bonds - 23.4%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	$227,367		$267,901
3.38%, 4/15/32	335,350		480,262
0.63%, 2/15/43	103,561		96,439
0.75%, 2/15/45	91,001		87,079

Total U.S. Treasury Bonds			931,681

U.S. Treasury Notes - 10.5%
U.S. Treasury Inflation Indexed Note
2.13%, 1/15/19	133,079		142,397
0.63%, 1/15/24	265,314		273,972

Total U.S. Treasury Notes			416,369

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,309,710)			1,348,050

CORPORATE BONDS - 3.4%

United States - 3.4%
Freeport-McMoRan, Inc.
3.55%, 3/1/22	20,000		16,850
HCA, Inc.
5.38%, 2/1/25	30,000		30,487
5.88%, 2/15/26	10,000		10,375
Sprint Corp.
7.88%, 9/15/23	100,000		78,500

TOTAL CORPORATE BONDS (Cost: $155,305)			136,212

FOREIGN CORPORATE BONDS - 5.1%

Brazil - 2.3%
Vale Overseas Ltd.
4.38%, 1/11/22(a)	100,000		90,138

Mexico - 2.8%
America Movil S.A.B. de C.V.
5.00%, 3/30/20	100,000		110,145

TOTAL FOREIGN CORPORATE BONDS (Cost: $202,294)			200,283

FOREIGN GOVERNMENT OBLIGATIONS - 29.5%

Australia - 3.5%
Australia Inflation Linked Bond
4.00%, 8/20/20, Series 20CI, Reg S	102,000	AUD	139,724

Brazil - 1.2%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.00%, 8/15/22, Series B	31,000	BRL	24,481
6.00%, 8/15/50, Series B	30,000	BRL	23,183

Total Brazil			47,664

Canada - 4.1%
Canadian Government Inflation Linked Bond
4.25%, 12/1/26	80,080	CAD	89,428
3.00%, 12/1/36	62,080	CAD	72,353

Total Canada			161,781

Mexico - 5.1%
Mexican Udibonos Inflation Linked Bond
4.00%, 6/13/19, Series S	1,409,758	MXN	80,668
2.50%, 12/10/20, Series S	704,879	MXN	38,158
4.50%, 12/4/25, Series S	1,355,536	MXN	82,159

Total Mexico			200,985

South Africa - 3.4%
South Africa Inflation Linked Bond
2.50%, 1/31/17, Series R211	1,026,039	ZAR	66,191
5.50%, 12/7/23, Series R197	882,598	ZAR	70,827

Total South Africa			137,018

Sweden - 4.1%
Sweden Inflation Linked Bond
4.00%, 12/1/20, Series 3102	840,000	SEK	163,239

Turkey - 2.3%
Turkey Government Inflation Linked Bond
4.00%, 4/1/20	250,532	TRY	90,502

United Kingdom - 5.8%
United Kingdom Inflation Linked Gilt
1.25%, 11/22/27, Reg S	67,262	GBP	123,556
1.25%, 11/22/32, Reg S	54,105	GBP	108,713

Total United Kingdom			232,269

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,592,743)			1,173,182

	Shares
EXCHANGE-TRADED FUNDS - 8.1%

United States - 8.1%
WisdomTree Emerging Markets High Dividend Fund(b)	500		16,850
WisdomTree Global Natural Resources Fund(b)	7,500		91,500
WisdomTree High Dividend Fund(b)	3,345		214,414

TOTAL EXCHANGE-TRADED FUNDS (Cost: $389,724)			322,764

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -2.1%

United States - 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $84,150)(d)	84,150		84,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

May 31, 2016

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 82.1% (Cost: $3,733,926)	3,264,641
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 17.9%	711,435

NET ASSETS - 100.0%	$3,976,076

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Security, or portion thereof, was on loan at May 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of May 31, 2016.
(d)	At May 31, 2016, the total market value of the Fund’s securities on loan was $81,124 and the total market value of the collateral held by the Fund was $84,150.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/14/2016	AUD	116,190	USD	88,141	$4,095
7/14/2016	BRL	160,000	USD	42,482	(1,410)
7/14/2016	CAD	203,000	USD	155,491	307
7/14/2016	EUR	38,597	GBP	30,884	1,934
7/14/2016	EUR	4,555	USD	5,196	118
7/14/2016	GBP	142,700	USD	201,983	(5,776)
7/14/2016	MXN	3,844,423	USD	218,272	10,321
7/14/2016	SEK	1,490,000	USD	184,105	5,427
7/14/2016	USD	58,988	JPY	6,540,000	67
7/14/2016	USD	146,340	ZAR	2,155,000	(10,468)
7/14/2016	ZAR	2,155,000	USD	140,850	4,977

					$9,592

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
EUR	Euro
GBP	British pound
JPY	Japanese yen
MXN	Mexican peso
SEK	Swedish krona
TRY	Turkish New lira
USD	U.S. dollar
ZAR	South African rand

FUTURES CONTRACTS

Futures Contracts Long	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Copper	1	$52,388	Jul-16	$(850)
Gasoline RBOB	2	134,156	Sep-16	(1,974)
Platinum	1	49,020	Jul-16	1,715

				$(1,109)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

May 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 88.8%

U.S. Treasury Bills - 88.8%
U.S. Treasury Bills
0.25%, 6/23/16*(a)	$6,965,000	$6,964,206
0.25%, 8/11/16*	128,320,000	128,251,990
0.33%, 8/25/16*	30,620,000	30,598,934

TOTAL INVESTMENTS IN SECURITIES - 88.8% (Cost: $165,817,642)		165,815,130
Cash and Other Assets in Excess of Liabilities - 11.2%		20,812,782

NET ASSETS - 100.0%		$186,627,912

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/15/2016	JPY	26,967,000	USD	240,659	$(2,588)
6/15/2016	JPY	84,823,000	USD	755,385	(9,731)
6/15/2016	JPY	71,731,000	USD	650,208	3,185
6/15/2016	JPY	63,302,000	USD	585,290	14,297
6/15/2016	JPY	71,160,000	USD	638,005	(3,869)
6/15/2016	JPY	477,660,000	USD	4,478,338	169,776
6/15/2016	JPY	31,720,000	USD	298,131	12,012
6/15/2016	JPY	2,431,727,000	USD	21,994,437	59,909
6/15/2016	USD	28,803,833	JPY	3,239,737,000	419,063
6/15/2016	USD	172,511	JPY	19,353,000	2,056
9/21/2016	USD	767,752	JPY	84,594,000	(2,079)
9/21/2016	USD	22,069,692	JPY	2,431,727,000	(59,754)

					$602,277

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

FUTURES CONTRACTS

Futures Contracts Short	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	52	$(3,737,760)	Sep-16	$(120)
Cocoa	63	(1,906,380)	Sep-16	—
Coffee “C”	61	(2,823,919)	Sep-16	(487)
Copper	177	(9,303,562)	Sep-16	—
Euro	175	(24,431,094)	Sep-16	(1,400)
Lean Hogs	125	(4,042,500)	Aug-16	1,372
Live Cattle	116	(5,477,520)	Aug-16	(261,000)
Natural Gas	341	(8,313,580)	Sep-16	61,530
Swiss Franc	30	(3,791,250)	Sep-16	(225)

				$(200,330)

Futures Contracts Long
10 Year U.S. Treasury Note	109	$14,135,937	Sep-16	$(26,867)
British Pound	103	9,320,213	Sep-16	(109,438)
Canadian Dollar	24	1,827,840	Sep-16	(17,640)
Corn	355	7,219,813	Sep-16	563
Cotton No. 2	59	1,874,725	Dec-16	325
Gasoline RBOB	78	5,232,100	Sep-16	88,914
Gold 100 Ounce	54	6,574,500	Aug-16	(376,200)
NY Harbor ULSD	96	6,124,608	Sep-16	390,138
Silver	41	3,288,815	Sep-16	305
Soybean	193	10,187,987	Nov-16	(1,950)
Sugar No. 11	95	1,879,024	Oct-16	(482)
U.S. Treasury Long Bond	87	14,208,187	Sep-16	119,828
WTI Crude	317	15,827,810	Sep-16	773,910
Wheat	167	3,970,425	Sep-16	250

				$841,656

Total				$641,326

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of May 31, 2016, the Trust offered 97 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund”)	May 14, 2008
WisdomTree Commodity Currency Strategy Fund (“Commodity Currency Strategy Fund”)	September 24, 2010
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund”)	May 6, 2009
WisdomTree Indian Rupee Strategy Fund (“Indian Rupee Strategy Fund”)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (“U.S. Aggregate Bond Enhanced Yield Fund”)	July 9, 2015
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (“U.S. Aggregate Bond Negative Duration Fund”)	December 18, 2013
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (“U.S. Aggregate Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (“High Yield Bond Negative Duration Fund”)	December 18, 2013
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (“High Yield Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Japan Interest Rate Strategy Fund (“Japan Interest Rate Strategy Fund”) (consolidated)	December 18, 2013
WisdomTree Strategic Corporate Bond Fund (“Strategic Corporate Bond Fund”)	January 31, 2013
WisdomTree Western Asset Unconstrained Bond Fund (“Unconstrained Bond Fund”)	June 11, 2015
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”) and Japan Interest Rate Strategy Fund, include the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund and Japan Interest Rate Strategy Fund, the accompanying schedules of investments reflect the investments on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Japan Interest Rate Strategy Fund seeks to gain short exposure to Japanese government bonds, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s and Japan Interest Rate Strategy Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s and Japan Interest Rate Strategy Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Notes to Schedule of Investments (unaudited)(continued)

NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and TBA securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Except for U.S. Dollar Bullish Fund, forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value forward foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Indian Rupee Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, and the Strategic Corporate Bond Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures and option contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited)(continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$216,768,425	$—

Total	$—	$216,768,425	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	7,229,409	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(120,276)	—

Total - Net	$—	$223,877,558	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$15,998,074	$—
Repurchase Agreement	—	3,407,000	—

Total	$—	$19,405,074	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,320,134	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(210,559)	—

Total - Net	$—	$20,514,649	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$39,789,358	$—
Repurchase Agreement	—	14,630,000	—

Total	$—	$54,419,358	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(596,307)	—

Total - Net	$—	$53,823,051	$—

Commodity Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$3,298,868	$—
Repurchase Agreement	—	1,185,000	—

Total	$—	$4,483,868	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	273,732	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(23,831)	—

Total - Net	$—	$4,733,769	$—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$26,233,727	$—
Repurchase Agreement	—	13,350,000	—

Total	$—	$39,583,727	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	30,047	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,079,735)	—

Total - Net	$—	$38,534,039	$—

Indian Rupee Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$7,500,426	$—
Repurchase Agreement	—	3,078,000	—

Total	$—	$10,578,426	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(63,700)	—

Total - Net	$—	$10,514,726	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Corporate Bond	$—	$1,161,643	$—
Foreign Government Agencies	—	3,424,124	—
Foreign Government Obligations	—	16,236,932	—
Supranational Bonds	—	3,378,306	—
Investment of Cash Collateral for Securities Loaned	—	706,600	—

Total	$—	$24,907,605	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	25,611	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(28)	—

Total - Net	$—	$24,933,188	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$56,409,496	$—
Foreign Government Obligations	—	49,265,489	—
Supranational Bonds	—	41,599,723	—

Total	$—	$147,274,708	$—

U.S. Aggregate Bond Enhanced Yield Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$20,963,463	$—
U.S. Government Obligations	—	13,377,129	—
Corporate Bonds	—	33,641,744	—
Foreign Corporate Bonds	—	4,574,220	—
Foreign Government Agencies	—	223,398	—
Foreign Government Obligations	—	1,990,686	—
Commercial Mortgage-Backed Securities	—	5,460,921	—
Municipal Bonds	—	693,793	—
Investment of Cash Collateral for Securities Loaned	—	612,747	—

Total	$—	$81,538,101	$—

U.S. Government Agencies Sold Short	—	(726,163)	—

Total - Net	$—	$80,811,938	$—

U.S. Aggregate Bond Negative Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$3,752,663	$—
U.S. Government Obligations	—	3,892,810	—
Corporate Bonds	—	2,931,584	—
Foreign Corporate Bonds	—	365,171	—
Foreign Government Agencies	—	131,455	—
Foreign Government Obligations	—	199,542	—
Supranational Bond	—	205,570	—
Commercial Mortgage-Backed Securities	—	577,662	—
Municipal Bond	—	146,554	—

Total	$—	$12,203,011	$—

Unrealized Depreciation on Futures Contracts	(52,523)	—	—

Total - Net	$(52,523)	$12,203,011	$—

Notes to Schedule of Investments (unaudited)(continued)

U.S. Aggregate Bond Zero Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$7,835,767	$—
U.S. Government Obligations	—	7,020,963	—
Corporate Bonds	—	5,706,683	—
Foreign Corporate Bonds	—	661,778	—
Foreign Government Obligations	—	315,261	—
Supranational Bond	—	532,258	—
Commercial Mortgage-Backed Securities	—	1,089,427	—
Municipal Bond	—	231,400	—

Total	$—	$23,393,537	$—

Unrealized Depreciation on Futures Contracts	(45,168)	—	—
U.S. Government Agencies Sold Short	—	(316,688)	—

Total - Net	$(45,168)	$23,076,849	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,247,120	$—

High Yield Bond Negative Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$8,390,518	$—
Foreign Corporate Bonds	—	495,491	—
Investment of Cash Collateral for Securities Loaned	—	711,293	—

Total	$—	$9,597,302	$—

Unrealized Depreciation on Futures Contracts	(34,987)	—	—

Total - Net	$(34,987)	$9,597,302	$—

High Yield Bond Zero Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$11,425,674	$—
Foreign Corporate Bonds	—	1,038,575	—
Investment of Cash Collateral for Securities Loaned	—	1,066,285	—

Total	$—	$13,530,534	$—

Unrealized Depreciation on Futures Contracts	(9,922)	—	—

Total - Net	$(9,922)	$13,530,534	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$50,232,193	$—
Foreign Government Agencies	—	2,118,160	—
Foreign Government Obligations	—	1,198,211	—
Investment of Cash Collateral for Securities Loaned	—	3,532,960	—

Total	$—	$57,081,524	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$8,616,014	$—
Foreign Government Obligations	—	327,676,928	—
Supranational Bonds	—	14,874,984	—

Total	$—	$351,167,926	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	35,782	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(74,981)	—

Total - Net	$—	$351,128,727	$—

Japan Interest Rate Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$4,398,946	$—

Total	$—	$4,398,946	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	51,253	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(832)	—
Unrealized Depreciation on Futures Contracts	(6,330)	—	—

Total - Net	$(6,330)	$4,449,367	$—

Notes to Schedule of Investments (unaudited)(continued)

Strategic Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,258,171	$—
Foreign Corporate Bonds	—	2,528,326	—
Foreign Government Obligations	—	157,800	—
Preferred Stock	173,662	—	—
Investment of Cash Collateral for Securities Loaned	—	267,030	—

Total	$173,662	$7,211,327	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	12,680	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(433)	—

Total - Net	$173,662	$7,223,574	$—

Unconstrained Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$539,351	$—
Corporate Bonds	—	1,830,467	—
Foreign Corporate Bonds	—	797,685	—
Foreign Government Obligations	—	363,741	—
Commercial Mortgage-Backed Securities	—	343,759	—
Bank Loans	—	155,166	—
Investment of Cash Collateral for Securities Loaned	—	66,500	—

Total	$—	$4,096,669	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,614	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(487)	—
Unrealized Depreciation on Futures Contracts	(1,602)	—	—

Total - Net	$(1,602)	$4,098,796	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$5,996,244	$—

Total	$—	$5,996,244	$—

Written Options	(30,780)	—	—

Total - Net	$(30,780)	$5,996,244	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,348,050	$—
Corporate Bonds	—	136,212	—
Foreign Corporate Bonds	—	200,283	—
Foreign Government Obligations	—	1,173,182	—
Exchange-Traded Funds	322,764	—	—
Investment of Cash Collateral for Securities Loaned	—	84,150	—

Total	$322,764	$2,941,877	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	27,246	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(17,654)	—
Unrealized Appreciation on Futures Contracts	1,715	—	—
Unrealized Depreciation on Futures Contracts	(2,824)	—	—

Total - Net	$321,655	$2,951,469	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$165,815,130	$—

Total	$—	$165,815,130	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	680,298	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(78,021)	—
Unrealized Appreciation on Futures Contracts	1,437,135	—	—
Unrealized Depreciation on Futures Contracts	(795,809)	—	—

Total - Net	$641,326	$166,417,407	$—

There were no Level 3 securities at or during the period ended May 31, 2016.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the period ended May 31, 2016.

Notes to Schedule of Investments (unaudited)(continued)

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, futures contracts and options contracts during the period ended May 31, 2016 which are detailed in each Fund’s schedule of investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at May 31, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At May 31, 2016, no event occurred that triggered a credit-risk-related contingent feature.

As of May 31, 2016, collateral for derivative instruments was as follows:

	Value of Collateral Posted			Value of Collateral Received
Fund	Cash	Securities	Total	Cash	Securities	Total
U.S. Dollar Bullish Fund	$—	$—	$—	$—	$1,252,610	$1,252,610
Chinese Yuan Strategy Fund	230,000	—	230,000	—	—	—
Emerging Currency Strategy Fund	1,410,000	—	1,410,000	—	—	—
U.S. Aggregate Bond Negative Duration Fund	382,003	—	382,003	—	—	—
U.S. Aggregate Bond Zero Duration Fund	219,400	—	219,400	—	—	—
High Yield Bond Negative Duration Fund	164,000	—	164,000	—	—	—
High Yield Bond Zero Duration Fund	70,401	—	70,401	—	—	—
Japan Interest Rate Strategy Fund (consolidated)	11,090	46,984	58,074	—	—	—
Unconstrained Bond Fund	35,036	—	35,036	—	—	—
CBOE S&P 500 PutWrite Strategy Fund	1,200,000	—	1,200,000	—	—	—
Global Real Return Fund (consolidated)	29,525	—	29,525	—	—	—
Managed Futures Strategy Fund (consolidated)	—	6,964,206	6,964,206	—	—	—

During the period ended May 31, 2016, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional		Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$306,585,987	$572,527,796	$—	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	22,663,905	6,051,971	—	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	67,191,307	12,913,919	—	—	—	—
Commodity Currency Strategy Fund
Foreign exchange contracts	8,169,444	2,853,802	—	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	74,381,212	27,701,793	—	—	—	—
Indian Rupee Strategy Fund
Foreign exchange contracts	16,338,354	5,216,817	—	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	2,262,664	252,415	—	—	—	—

Notes to Schedule of Investments (unaudited)(continued)

Australia & New Zealand Debt Fund
Foreign exchange contracts	—	863,002	—	—	—	—
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	—	—	—	16,230,012	—	—
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	—	—	—	22,200,942	—	—
High Yield Bond Negative Duration Fund
Interest rate contracts	—	—	—	10,609,230	—	—
High Yield Bond Zero Duration Fund
Interest rate contracts	—	—	—	11,878,777	—	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	18,139,998	6,478,983	—	—	—	—
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	1,515,815	2,918,170	—	—	—	—
Interest rate contracts	—	—	—	4,657,747	—	—
Strategic Corporate Bond Fund
Foreign exchange contracts	2,537	562,655	—	—	—	—
Unconstrained Bond Fund
Foreign exchange contracts	171,979	179,205	—	—	—	—
Interest rate contracts	—	—	—	1,491,850	127	136
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	—	52,996
Global Real Return Fund (consolidated)
Commodity contracts	—	—	219,484	—	—	—
Foreign exchange contracts	174,496	1,281,832	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	25,929,581	60,199,019	—	—
Foreign exchange contracts	46,860,123	25,031,803	24,576,643	27,498,433	—	—
Interest rate contracts	—	—	27,069,528	7,015,850	—	—

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums, net of any foreign taxes withheld and discounts is accrued daily. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Notes to Schedule of Investments (unaudited)(continued)

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

Futures Contracts - Each Fund may transact in currency futures contracts and interest rate futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and interest rate futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts - The Unconstrained Bond Fund and the CBOE S&P 500 PutWrite Strategy Fund (the “Funds”) may purchase or write put or call options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Funds may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Funds.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 - Guarantees. The maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At May 31, 2016, the CBOE S&P 500 PutWrite Strategy Fund’s maximum payout for written put options was $7,790,000. At May 31, 2016, the Unconstrained Bond Fund did not have any outstanding written put options. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered. At May 31, 2016, the Funds did not have any outstanding written call options.

The Funds’ risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. The

Notes to Schedule of Investments (unaudited)(continued)

risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Funds’ use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Funds intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

For the period ended May 31, 2016, transactions for written options were as follows:

	Unconstrained Bond Fund		CBOE S&P 500 PutWrite Strategy Fund
	Amount of Premiums	Contracts	Amount of Premiums	Contracts
Balance at August 31, 2015[1]	$797	3	$—	—
Options written	1,453	3	337,590	141
Options closed	(2,156)	(4)	(230,470)	(103)
Options expired	(94)	(2)	—	—
Options exercised	—	—	—	—

Balance at May 31, 2016	$—	—	$107,120	38

[1]	CBOE S&P 500 PutWrite Strategy Fund commenced operations on February 24, 2016.

Bank Loans - The Unconstrained Bond Fund (the “Fund”) may invest in bank loans (including senior loans). Bank loans are typically arranged through private negotiations in connection with recapitalizations, acquisitions, and refinancings. Bank loans between a company or a non-U.S. government and one or more financial institutions (lenders) may include institutionally traded floating and fixed rate debt obligations. Bank loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from other holders of loan interests. Bank loans are subject to the credit risk of the underlying borrower and the risk of default in the payment of interest or principal on a loan. These loans typically involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Such loans may be vulnerable to adverse changes in economic or market conditions. Bank loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. If, however, bank loans are uncollateralized and/or subordinate to more senior creditors then the bank loans will be subject to a greater risk of nonpayment.

The Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the bank loan interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the bank loan interest.

In addition, loans are generally subject to liquidity risk. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Other risks associated with investing in bank loans include prepayment risk, extension risk, restrictions on resale, and the lack of publicly available information.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited)(continued)

To-be-announced Transactions - U.S. Aggregate Bond Enhanced Yield Fund, U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the U.S. Aggregate Bond Enhanced Yield Fund, U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions - Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

3. FEDERAL INCOME TAXES

At May 31, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$216,760,498	$10,130	$(2,203)	$7,927
Brazilian Real Strategy Fund	19,404,586	581	(93)	488
Chinese Yuan Strategy Fund	54,419,683	16	(341)	(325)
Commodity Currency Strategy Fund	4,483,934	—	(66)	(66)
Emerging Currency Strategy Fund	39,584,647	8	(928)	(920)
Indian Rupee Strategy Fund	10,578,577	—	(151)	(151)
Asia Local Debt Fund	28,094,289	141,227	(3,327,911)	(3,186,684)
Australia & New Zealand Debt Fund	150,618,768	2,186,335	(5,530,395)	(3,344,060)
U.S. Aggregate Bond Enhanced Yield Fund	79,657,686	1,951,633	(71,218)	1,880,415
U.S. Aggregate Bond Negative Duration Fund	11,952,027	296,610	(45,626)	250,984
U.S. Aggregate Bond Zero Duration Fund	23,017,517	450,513	(74,493)	376,020
Floating Rate Treasury Fund	1,246,016	1,112	(8)	1,104
High Yield Bond Negative Duration Fund	9,860,873	99,528	(363,099)	(263,571)
High Yield Bond Zero Duration Fund	13,855,633	137,337	(462,436)	(325,099)
Emerging Markets Corporate Bond Fund	59,747,570	1,355,157	(4,021,203)	(2,666,046)
Emerging Markets Local Debt Fund	430,444,860	1,167,601	(80,444,535)	(79,276,934)
Japan Interest Rate Strategy Fund (consolidated)	4,649,017	53	(250,124)	(250,071)
Strategic Corporate Bond Fund	7,358,786	211,619	(185,416)	26,203
Unconstrained Bond Fund	4,112,142	107,844	(123,317)	(15,473)
CBOE S&P 500 PutWrite Strategy Fund	5,996,042	202	—	202
Global Real Return Fund (consolidated)	4,596,360	58,966	(1,390,685)	(1,331,719)
Managed Futures Strategy Fund (consolidated)	224,389,862	3,115	(58,577,847)	(58,574,732)

Notes to Schedule of Investments (unaudited)(continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended May 31, 2016 are as follows:

Fund	Value at 8/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 5/31/2016	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Emerging Markets High Dividend Fund	$18,225	$—	$—	$16,850	$643
WisdomTree Global Natural Resources Fund	100,050	—	—	91,500	2,303
WisdomTree High Dividend Fund	188,794	—	—	214,414	5,256

Total	$307,069	$—	$—	$322,764	$8,202

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	July 22, 2016

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	July 22, 2016

* Print the name and title of each signing officer under his or her signature.